        As filed with the Securities and Exchange Commission on February 3, 2004
                                              Securities Act File No. 333-111501
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No. [ ]

                         Post-Effective Amendment No. 1

                                ING EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Huey P. Falgout, Jr.
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

              It is proposed that this filing will become effective
            immediately pursuant to Rule 485(b) under the Securities
                             Act of 1933, as amended

--------------------------------------------------------------------------------
             No filing fee is required because an indefinite number
               of shares have previously been registered pursuant
                to Rule 24f-2 under the Investment Company Act of
                                1940, as amended.

--------------------------------------------------------------------------------

                          ING GROWTH OPPORTUNITIES FUND
                             ING GROWTH + VALUE FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                February 9, 2004

Dear Shareholder:


         Your Board of Trustees has called a Special Meeting of shareholders ("Special Meeting") of ING Growth Opportunities Fund ("Growth Opportunities Fund") and ING Growth + Value Fund ("Growth + Value Fund"), which is scheduled for 10:00 a.m., Local time, on March 25, 2004 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.


         The Board of Trustees of Growth Opportunities Fund, a series of ING Equity Trust, and Growth + Value Fund, a series of ING Mayflower Trust, has reviewed and recommends the proposed reorganizations (each a "Reorganization") of the Growth Opportunities Fund and the Growth + Value Fund into ING MidCap Opportunities Fund ("MidCap Opportunities Fund"), a series of ING Equity Trust (each a "Fund", and collectively, the "Funds"). All Funds are members of the mutual fund group called the "ING Funds."

         If approved by shareholders of your Fund, you will become a shareholder of MidCap Opportunities Fund on the date that the Reorganization occurs. The Reorganization would provide shareholders of the Growth Opportunities and Growth + Value Funds with an opportunity to participate in a larger fund with similar investment objectives and strategies.


         Shareholders of each Fund are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transactions and compares the strategies and expenses of each of the Funds for your evaluation.


         After careful consideration, the Board of Trustees of ING Equity Trust, on behalf of the Growth Opportunities Fund, and ING Mayflower Trust, on behalf of Growth + Value Fund, unanimously approved each proposal and recommends shareholders vote "FOR" the proposals.


         A Proxy Statement/Prospectus that describes the Reorganizations is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.


         YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN MARCH 24, 2004.

         The Growth Opportunities Fund and Growth + Value Fund are each using Georgeson Shareholder Communications, Inc., a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Special Meeting approaches, if we have not already heard from you, you may receive a telephone call from Georgeson Shareholder Communications, Inc., reminding you to exercise your right to vote.

         We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                          Sincerely,

                                          /s/ James M. Hennessy

                                          James M. Hennessy,
                                          President and Chief Executive Officer

                          ING GROWTH OPPORTUNITIES FUND
                             ING GROWTH + VALUE FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
          OF ING GROWTH OPPORTUNITIES FUND AND ING GROWTH + VALUE FUND
                          SCHEDULED FOR MARCH 25, 2004

To the Shareholders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders ("Special Meeting") of both of the ING Growth Opportunities Fund ("Growth Opportunities Fund") and ING Growth + Value Fund ("Growth + Value Fund") is scheduled for March 25, 2004 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         At the Special Meeting, you will be asked to consider and approve the following:

                  (1)      Growth Opportunities Fund only:

                           To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Growth Opportunities Fund and MidCap Opportunities Fund, providing for the merger of Growth Opportunities Fund with and into MidCap Opportunities Fund;

                  (2)      Growth + Value Fund only:

                           To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Growth + Value Fund and MidCap Opportunities Fund, providing for the merger of Growth + Value Fund with and into MidCap Opportunities Fund; and

                  (3) To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

         Shareholders of record as of the close of business on January 6, 2004, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to the Growth Opportunities Fund or Growth + Value Fund or by voting in person at the Special Meeting.

                                          By Order of the Board of Trustees

                                          /s/ Huey P. Falgout, Jr.

                                          Huey P. Falgout, Jr.
                                          Secretary

February 9, 2004

                           PROXY STATEMENT/PROSPECTUS
                                FEBRUARY 9, 2004

                                TABLE OF CONTENTS

INTRODUCTION.............................................................................     1

SUMMARY..................................................................................     2
   The Proposed Reorganization...........................................................     2
   Comparison of Investment Objectives and Strategies....................................     4
   Comparison of Fund Characteristics....................................................     6
   Relative Performance..................................................................     8
   Performance of ING MidCap Opportunities Fund..........................................     9
   Comparison of Investment Techniques and Principal Risks of Investing in the Funds.....    11

COMPARISON OF FEES AND EXPENSES..........................................................    13
   Management Fees.......................................................................    13
   Administration Fees...................................................................    13
   Distribution and Service Fees.........................................................    13
   Expense Limitation Arrangements.......................................................    13
   Expense Tables........................................................................    14
   General Information...................................................................    17

INFORMATION ABOUT THE REORGANIZATION.....................................................    17
   The Reorganization Agreement..........................................................    17
   Reasons for the Reorganization........................................................    18
   Board Considerations..................................................................    18
   Tax Considerations....................................................................    19
   Expenses of the Reorganization........................................................    20

ADDITIONAL INFORMATION ABOUT THE FUNDS...................................................    20
   Form of Organization..................................................................    20
   Distributor...........................................................................    20
   Dividends and Other Distributions.....................................................    20
   Capitalization........................................................................    20

GENERAL INFORMATION ABOUT THE PROXY STATEMENT............................................    21
   Solicitation of Proxies...............................................................    21
   Voting Rights.........................................................................    22
   Other Matters to Come Before the Special Meeting......................................    23
   Shareholder Proposals.................................................................    23
   Reports to Shareholders...............................................................    23

APPENDICES
   Portfolio Manager's Report for ING MidCap Opportunities Fund.........................      A
   Form of Agreement and Plan of Reorganization (Growth Opportunities)..................    B-1
   Form of Agreement and Plan of Reorganization (Growth + Value)........................    B-2
   Additional Information Regarding ING MidCap Opportunities Fund.......................      C
   Additional Funds Offered.............................................................      D
   Security Ownership of Certain Beneficial and Record Owners...........................      E

                           PROXY STATEMENT/PROSPECTUS

                                FEBRUARY 9, 2004

                          ING MIDCAP OPPORTUNITIES FUND
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  INTRODUCTION

         This Proxy Statement/Prospectus is being furnished to you in connection with a Special Meeting of shareholders of the ING Growth Opportunities Fund ("Growth Opportunities Fund") and the ING Growth + Value Fund ("Growth + Value Fund") to be held on March 25, 2004 ("Special Meeting"). As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on proposed reorganizations (each, a "Reorganization") of the Growth Opportunities Fund and the Growth + Value Fund into ING MidCap Opportunities Fund ("MidCap Opportunities Fund") (each a "Fund" and collectively the "Funds").

         Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), the Growth Opportunities Fund and the Growth + Value Fund (each, an "Acquired Fund" and collectively, the "Acquired Funds") would each transfer all of its respective assets to MidCap Opportunities Fund in exchange for shares of beneficial interest of MidCap Opportunities Fund and the assumption by MidCap Opportunities Fund of the liabilities of each of the Acquired Funds.

         Because you, as a shareholder of either the Growth Opportunities Fund or the Growth + Value Fund, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of MidCap Opportunities Fund, this Proxy Statement also serves as a Prospectus for MidCap Opportunities Fund. MidCap Opportunities Fund is a diversified mutual fund. MidCap Opportunities Fund's investment objective is to seek long-term capital appreciation. The Fund, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its assets in common stocks of mid-sized U.S. companies that the Sub-Adviser (Aeltus Investment Management, Inc. ("ING Aeltus")) believes have above average prospects for growth.


         This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement dated February 9, 2004 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For more information about the Funds, see the SAI for the Funds, dated September 30, 2003, which is incorporated herein by reference. Each Fund also provides periodic reports to its shareholders which highlight certain important information about the Funds, including investment results and financial information. The annual report dated May 31, 2003 and the semi-annual report dated November 30, 2003 for each of the Funds are incorporated herein by reference. You may receive a copy of the most recent Prospectus (Class A, B, C and M Equity Funds Prospectus, the Class I Equity Funds Prospectus, and the Class Q Equity Funds Prospectus dated September 30, 2003), SAI, SAI relating to the Proxy Statement, annual report and semi-annual report for any of the Funds without charge by contacting the Funds at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034,
Attention: Literature Fulfillment, or by calling 1-800-992-0180.


         You can copy and review information about each Fund (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY


         You should read this entire Proxy Statement/Prospectus carefully, including the Appendices, which are also a part of the Proxy
Statement/Prospectus. You may also consult the Class A, B, C, and M Equity Funds Prospectus, the Class I Equity Funds Prospectus and the Class Q Equity Funds Prospectus for more information about the Funds. You should consult the Reorganization Agreements, which are attached hereto as APPENDIX B-1 and APPENDIX B-2.


THE PROPOSED REORGANIZATION

         On November 11, 2003, the Board of Trustees of ING Equity Trust, on behalf of ING Growth Opportunities Fund, and ING Mayflower Trust, on behalf of ING Growth + Value Fund approved the Reorganization Agreement with respect to each Acquired Fund (each, a "Reorganization Agreement") and ING MidCap Opportunities Fund. Subject to shareholder approval, each Reorganization Agreement provides for:

         - the transfer of all of the assets of each Acquired Fund to MidCap Opportunities Fund in exchange for shares of beneficial interest of MidCap Opportunities Fund;

         - the assumption by MidCap Opportunities Fund of all of the liabilities of each Acquired Fund;

         - the distribution of MidCap Opportunities Fund shares to the shareholders of each Acquired Fund; and

         -        the complete liquidation of each Acquired Fund.

         MidCap Opportunities Fund shares would then be distributed to shareholders of each Acquired Fund so that each shareholder would receive a number of full and fractional shares of MidCap Opportunities Fund equal to the aggregate value of shares of the Acquired Fund held by such shareholder.


         Even if shareholders of one Acquired Fund approves the Reorganization Agreement with respect to their Fund, the merger with and into MidCap Opportunities Fund will not occur for either Acquired Fund unless Fund shareholders of each Acquired Fund approves the Reorganization Agreement with respect to their Fund. Consequently, the Reorganizations are contingent upon one another.



         As a result of the Reorganization, each owner of Class A, Class B, Class C, Class I and Class Q shares of each Acquired Fund would become a shareholder of the corresponding class of shares of MidCap Opportunities Fund. The Reorganization is expected to be effective on April 17, 2004, or such other date as the parties may agree (the "Closing Date").


         Each shareholder will hold, immediately after the Closing Date, shares of the corresponding class of MidCap Opportunities Fund having an aggregate value equal to the aggregate value of the shares of the corresponding class of Acquired Fund held by that shareholder as of the Closing Date.

         In considering whether to approve the Reorganization, you should note that:

         -        The Funds have similar investment objectives;

         -        The Funds currently have the same portfolio management team;

         - The portfolio management team manages each Fund in a similar fashion; and

         - After application of expense reimbursements, the proposed Reorganization is expected to result in a reduction in net operating expenses (excluding short-term, nonrecurring, reorganization expenses) per share for all shareholders of each Acquired Fund.

GROSS EXPENSES BEFORE THE MERGER

                                               CLASS A   CLASS B   CLASS C   CLASS I   CLASS Q
                                               -------   -------   -------   -------   -------
-     Expenses of Growth + Value Fund:          1.90%     2.60%     2.60%      N/A      1.82%
-     Expenses of Growth Opportunities Fund:    1.82%     2.52%     2.52%     1.37%     1.68%
-     Expenses of MidCap Opportunities Fund:    1.78%     2.48%     2.48%     1.37%     1.59%

         NET EXPENSES BEFORE THE MERGER (AFTER FEE WAIVER)

                                                  CLASS A   CLASS B   CLASS C   CLASS I   CLASS Q
                                                  -------   -------   -------   -------   -------
-     Expenses of Growth + Value Fund              1.90%     2.60%     2.60%      N/A      1.82%
-     Expenses of Growth Opportunities Fund:       1.82%     2.52%     2.52%     1.37%     1.68%
-     Expenses of MidCap Opportunities Fund(1):    1.75%     2.45%     2.45%     1.37%     1.59%

         AFTER THE MERGER : Pro Forma

                                                         CLASS A   CLASS B   CLASS C   CLASS I   CLASS Q
                                                         -------   -------   -------   -------   -------
-     Gross Expenses of MidCap Opportunities Fund:        1.77%     2.47%     2.47%     1.36%     1.58%
-     NetExpenses of MidCap Opportunities Fund (1)(2):    1.75%     2.45%     2.45%     1.36%     1.58%

-------------------
(1) Reflects expense limitations that are effective January 1, 2004. The expense limitations will remain in effect until May 31, 2005. There is no assurance that the expense limitation agreement will be continued after that date. Effective January 1, 2004 the expense limits for the MidCap Opportunities Fund will be 1.75% 2.45%, 2.45%, 1.45%, 1.60% for Class A, B, C, I and Q shares, respectively. For more information, see "Comparison of Fees and Expenses - Expense Limitation Arrangements."

(2) Net Expenses after the Reorganization do not reflect short-term nonrecurring reorganization expenses. For more information, see "Comparison of Fees and Expenses - Annual Fund Operating Expenses."

Approval of the Reorganization Agreement on behalf of the Growth Opportunities Fund or Growth + Value Fund requires the affirmative vote of the holders of a majority of the shares of that Fund. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

         AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF ING EQUITY TRUST, ON BEHALF OF GROWTH OPPORTUNITIES FUND, AND ING MAYFLOWER TRUST, ON BEHALF OF GROWTH + VALUE FUND, UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATIONS. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATIONS.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

         The following summarizes the investment objective, strategies and management differences, if any, among Growth Opportunities Fund, Growth + Value Fund and MidCap Opportunities Fund:


                          GROWTH OPPORTUNITIES FUND         GROWTH + VALUE FUND         MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE     Seeks long-term growth of       Seeks capital appreciation.   Seeks long-term capital
                         capital.                                                      appreciation.

INVESTMENT STRATEGIES    -   Normally invests at         -   Normally invests at       -   Normally invests at
                             least 65% of its total          least 65% of its total        least 80% of its assets in
                             assets in securities            assets in securities          the common stocks of
                             purchased on the basis          purchased on the basis        mid-sized U.S. companies.
                             of the potential for            of the potential for
                             capital appreciation.           capital appreciation.
                             These securities may be         These securities may
                             from large-cap, mid-cap,        be from large-cap,
                             or small-cap companies.         mid-cap, or small-cap
                                                             companies.

                         -   The Sub-Adviser             -   The portfolio             -   The Sub-Adviser, uses
                             uses a disciplined              managers use a                a disciplined combination
                             combination of                  disciplined                   of quantitative screens
                             quantitative screens and        combination of                and bottom-up fundamental
                             bottom-up fundamental           quantitative screens          security analysis to build
                             security analysis to            and bottom-up                 a diversified portfolio of
                             build a diversified             fundamental security          companies the Sub-Adviser
                             portfolio of companies          analysis to build a           believes will have
                             the Sub-Adviser believes        broadly diversified           improving bottom lines,
                             will have improving             portfolio of companies        with reasonable valuation,
                             bottom lines, with              that have improving           whose stocks demonstrate
                             reasonable valuation,           bottom lines, with            relative strength.   The
                             whose stocks demonstrate        reasonable valuation,         Sub-Adviser's company
                             relative strength.   The        whose stocks                  analysis focuses upon the
                             Sub-Adviser's company           demonstrate relative          prospects for continuing
                             analysis focuses upon           strength. The                 bottom-line growth,
                             the prospects for               portfolio managers'           balance sheet strength,
                             continuing bottom-line          company analysis              and cash flow
                             growth, balance sheet           focuses upon the              characteristics.  The
                             strength, and cash flow         prospects for                 Sub-Adviser uses a
                             characteristics.  The           continuing bottom-line        proprietary measure to
                             Sub-Adviser uses a              growth, balance sheet         determine relative stock
                             proprietary measure to          strength, and cash            price strength.  A
                             determine relative stock        flow characteristics.         determination of
                             price strength.  A              The portfolio managers        reasonable valuation for
                             determination of                use a proprietary             individual securities is
                             reasonable valuation for        measure to determine          based on the judgment of
                             individual securities is        relative stock price.         the Sub-Adviser.
                             based on the judgment of        A determination of
                             the Sub-Adviser.                for individual
                                                             reasonable valuation
                                                             securities is based on
                                                             the judgment of the
                                                             portfolio managers.

                         -   The Sub-Adviser may         -   The portfolio             -   The Sub-Adviser may
                             sell securities for a           managers may sell              sell securities for a
                             variety of reasons, such        securities for a              variety of reasons, such
                             as to secure gains,             variety of reasons,           as to secure gains, limit
                             limit losses, or                such as to secure             losses, or redeploy assets
                             redeploy assets into            gains, limit losses,          into opportunities
                             opportunities believed          or redeploy assets            believed to be more
                             to be more promising.           into opportunities            promising.  The most
                             The most frequent reason        believed to be more           frequent reason to sell a
                             to sell a security is           promising.  The most          security is likely to be
                             likely to be that the           frequent reason to            that the Sub-Adviser
                             Sub-Adviser believes a          sell a security is            believes a company's
                             company's bottom line           likely to be that the         bottom line results or
                             results or prospects            portfolio managers            prospects have
                             have                            believe a

                          GROWTH OPPORTUNITIES FUND         GROWTH + VALUE FUND         MIDCAP OPPORTUNITIES FUND
--------------------------------------------------------------------------------------------------------------------
                             been changed.                   company's bottom line     been changed.
                                                             results or prospects
                                                             have been changed.

                         -   The Fund also may           -   The Fund also may         -   The Fund also may
                             lend portfolio                  lend portfolio                lend portfolio securities
                             securities on a                 securities on a               on a short-term or
                             short-term or long-term         short-term or                 long-term basis, up to 33
                             basis, up to 33 1/3% of         long-term basis, up to        1/3% of its total assets.
                             its total assets.               33 1/3% of its total
                                                             assets.

                         -   The Fund may engage         -   The Fund may engage       -   The Fund may engage
                             in frequent and active          in frequent and               in frequent and active
                             trading of portfolio            active trading of             trading of portfolio
                             securities to achieve           portfolio securities          securities to achieve its
                             its investment objective.       to achieve its                investment objective.
                                                             investment
                                                             objective.
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS    -   The Fund invests            -   The Fund invests          -   The Fund invests
                             primarily in common             primarily in a                primarily in common stock
                             stock of U.S. companies         diversified portfolio         of U.S. companies that the
                             that the Sub-Adviser            of equity securities,         Sub-Adviser feels have
                             feels have above average        including common and          above average prospects
                             prospects for growth.           preferred stock.  The         for growth.
                                                             Fund invests in
                                                             common stock of
                                                             companies the
                                                             portfolio managers
                                                             believe are poised
                                                             to rise in price.
---------------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER           ING Investments, LLC           ING Investments, LLC            ING Investments, LLC
---------------------------------------------------------------------------------------------------------------------
                         Aeltus Investment                           N/A               Aeltus Investment Management,
SUB-ADVISER              Management, Inc.                                                           Inc.
---------------------------------------------------------------------------------------------------------------------
                         Matthew S. Price, CFA and       Matthew S. Price, CFA and     Matthew S. Price, CFA and
PORTFOLIO MANAGERS (1)   David C. Campbell               David C. Campbell             David C. Campbell
---------------------------------------------------------------------------------------------------------------------

(1) Mr. Price and Mr. Campbell became the portfolio managers of Growth Opportunities Fund and the MidCap Opportunities Fund as of April 21, 2003. Prior to April 21, 2003, those Funds were both managed by another portfolio management team. Messrs. Price and Campbell became the portfolio managers of the Growth + Value Fund as of June 16, 2003. Prior to that date, the Growth + Value Fund was sub-advised by an investment advisory firm that was not affiliated with the Adviser.


         As you can see from the chart above, the investment objectives and strategies of the Funds are similar. Key differences among the Funds are highlighted below.

- The Growth Opportunities Fund and Midcap Opportunities Fund each invests in companies the Sub-Adviser feels have the potential for rapid growth, which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style, like that employed by the Growth + Value Fund.

- The MidCap Opportunities Fund invests primarily in mid-sized companies and the Growth Opportunities Fund and Growth + Value Fund may invest in large, small and mid-sized companies. Small and mid-sized companies may be more susceptible to price swings than larger companies because they generally have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.

- The average market capitalization of companies in each of the Funds, for the period ended November 30, 2003 was $2.4 billion for the Growth + Value Fund, $3.7 billion for the Growth Opportunities Fund and $3.3 billion for the MidCap Opportunities Fund.

COMPARISON OF FUND CHARACTERISTICS

         The following table compares certain characteristics of Growth Opportunities Fund, Growth + Value Fund and MidCap Opportunities Fund as of November 30, 2003:

                                                                       GROWTH OPPORTUNITIES        MIDCAP OPPORTUNITIES
                                           GROWTH + VALUE FUND                 FUND                        FUND
--------------------------------------------------------------------------------------------------------------------------
Net Assets                                    $      217,309,346           $     180,922,991           $      177,068,228
-------------------------------------------------------------------------------------------------------------------------
Number of Holdings                                            97                          95                           93
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate(1)                                    84%                         44%                          37%
-------------------------------------------------------------------------------------------------------------------------
Average market capitalization of
companies in Fund                             $2.4 billion                 $3.7 billion                $3.3 billion
-------------------------------------------------------------------------------------------------------------------------
Market capitalization range of
companies in Fund  (as a % of
net assets):
    Holdings in companies with
    market capitalizations over
    $10 billion:                                            14.2%                       33.4%                        19.0%
    Holdings in companies with
    market capitalizations
    between $5 billion and $10
    billion:                                                21.4%                       25.2%                        29.1%
    Holdings in companies with
    market capitalizations under
    $5 billion:                                             63.7%                       41.0%                        51.5%
-------------------------------------------------------------------------------------------------------------------------
U.S Equity Securities (as a % of net
assets)                                                    100.4%                       98.9%                        99.6%
-------------------------------------------------------------------------------------------------------------------------
Top 5 Industries (as % of net
assets)                                Retail               12.7%   Retail              12.5%   Retail               15.1%
                                       Electronics           7.2%   Pharmaceuticals      8.1%   Pharmaceuticals       7.3%
                                       Software              7.1%   Semiconductors       7.6%   Healthcare-Products   7.1%
                                       Pharmaceuticals       6.3%   Healthcare-Products  7.5%   Software              7.0%
                                       Healthcare-Products   5.9%   Computers            6.5%   Semiconductors        5.9%
-------------------------------------------------------------------------------------------------------------------------
Top 10 Holdings                        Avid Technology,
  (as a % of net assets)               Inc.                  2.2%   Xilinx, Inc.         2.7%   Gentex Corp.          2.7%
                                                                    Midcap SPDR                 Varian Medical
                                       Gentex Corp.          2.1%   Trust Series I       2.5%   Systems, Inc.         2.3%
                                       Omnicare, Inc.        2.1%   EMC Corp.            2.3%   Omnicare, Inc.        2.1%
                                       Veritas Software
                                       Co.                   1.9%   Omnicare, Inc.       2.2%   Staples Inc.          1.9%
                                       Network                      Veritas Software
                                       Appliance, Inc.       1.8%   Co.                  2.2%   Fair Isaac Corp.      1.9%
                                       Patina Oil & Gas                                         Veritas Software
                                       Corp.                 1.8%   Altera Corp.         2.2%   Co.                   1.8%
                                                                                                Network
                                       Chico's FAS, Inc.     1.8%   Gentex Corp.         2.1%   Appliance, Inc.       1.8%
                                       Performance Food             Network
                                       Group Co.             1.7%   Appliance, Inc.      2.0%   HOT Topic, Inc.       1.7%
                                                                                                Education

                                                                       GROWTH OPPORTUNITIES        MIDCAP OPPORTUNITIES
                                           GROWTH + VALUE FUND                 FUND                        FUND
--------------------------------------------------------------------------------------------------------------------------
                                       HOT Topic, Inc.       1.7%   Utstarcom, Inc.      1.8%   Management Corp.      1.7%
                                       Benchmark
                                       Electronics, Inc.     1.6%   Apache Corp.         1.8%   Utstarcom, Inc.       1.7%
--------------------------------------------------------------------------------------------------------------------------
(1)      For the six months ended November 30, 2003
--------------------------------------------------------------------------------------------------------------------------

         Following the Reorganization, certain holdings of Growth + Value Fund and the Growth Opportunities Fund that are transferred to MidCap Opportunities Fund in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for MidCap Opportunities Fund, and the realization of taxable gains or losses for MidCap Opportunities Fund. For more information, see the notes to the Pro Forma financial statements in the SAI relating to this Proxy Statement/Prospectus.

RELATIVE PERFORMANCE

         The following table shows, for the periods shown, the unaudited average annual total return for: (i) Class A shares of Growth + Value Fund; (ii) Class A shares of Growth Opportunities Fund; (iii) Class A shares of MidCap Opportunities Fund; (iv) Russell MidCap Growth Index; and (v) Russell MidCap Index. Performance of the Funds in the table below does not reflect the deduction of sales loads, and would be lower if it did. An index has an inherent performance advantage over the Funds since it has no cash in its portfolios, imposes no sales charges, and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Each Fund's past performance is not an indication of its future performance.


    CALENDAR
  YEAR/PERIOD      GROWTH +         GROWTH             MIDCAP        RUSSELL MIDCAP     RUSSELL MIDCAP
     ENDED         VALUE(3)    OPPORTUNITIES(4)   OPPORTUNITIES(4)   GROWTH INDEX(1)       INDEX(2)
----------------   ---------   ----------------   ----------------   ---------------    --------------
    12/31/99         88.10%          93.26%            103.24%            51.29%             18.23%
    12/31/00        -13.02%         -19.11%             -0.35%           -11.75%              8.25%
    12/31/01        -34.19%         -41.92%            -37.24%           -20.15%             -5.62%
    12/31/02        -38.81%         -33.22%            -28.00%           -27.41%            -16.18%
    12/31/03         36.72%          32.83%             37.85%            42.71%             40.06%


------------------


(1) The Russell MidCap Growth Index is an unmanaged index that measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.


(2) The Russell MidCap Index is an unmanaged index that measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(3) Growth + Value Fund is directly advised by ING Investments under the portfolio management team of Mr. Matthew Price and Mr. David Campbell as of June 16, 2003. Prior to that date, the Growth + Value Fund was sub-advised by an investment advisory firm that was not affiliated with the Adviser.


(4) Growth Opportunities Fund and MidCap Opportunities Fund are both managed by Mr. Price and Mr. Campbell as of April 21, 2003. Prior to April 21, 2003, those Funds were both managed by another ING Investments portfolio management team.

PERFORMANCE OF MIDCAP OPPORTUNITIES FUND

         The following bar chart and tables provide an indication of the risks of investing in MidCap Opportunities Fund by showing (on a calendar year basis) changes in MidCap Opportunities Fund's annual total return from year to year and by showing (on a calendar year basis) how MidCap Opportunities Fund's average annual returns for one year and five years compare to those of the Russell MidCap Growth Index and the Russell MidCap Index. The information in the bar chart is based on the performance of the Class A shares of the Fund although the bar chart does not reflect the deduction of the sales load on Class A shares. If the bar chart included the sales load, returns would be less than those shown. MidCap Opportunities Fund's past performance (before and after income taxes) is not necessarily an indication of how the Fund will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The Russell MidCap Growth Index and the Russell MidCap Index are unmanaged.

                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)


      1994     1995     1996     1997     1998     1999     2000     2001     2002    2003
      ----     ----     ----     ----     ----     ----     ----     ----     ----    ----
                                                  103.24    -0.35   -37.24   -28.0    37.85


------------------
(1) These figures are for the year ended December 31 of each year. They do not reflect sales charges and would be lower if they did.

(2) During the period shown in the chart, the Fund's best quarterly performance was 44.90% for the quarter ended December 31, 1999, and the Fund's worst quarterly performance was -30.57% for the quarter ended September 30, 2001.


         The Fund's fiscal year-to-date total return as of December 31, 2003:
         17.69%


(3) MidCap Opportunities Fund is managed by Mr. Matthew Price and Mr. David Campbell as of April 21, 2003. Prior to April 21, 2003, the Fund had a different portfolio management team.

         The following table shows what the average annual total returns of MidCap Opportunities Fund would equal if you averaged out actual performance over various lengths of time assuming that a shareholder paid the maximum front-end or contingent deferred sales charge compared to the Russell MidCap Growth Index and the Russell MidCap Index, both unmanaged indices. The Russell MidCap Growth Index and Russell MidCap Index have an inherent performance advantage over MidCap Opportunities Fund since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. MidCap Opportunities Fund's performance reflected in the table below assumes the deduction of the maximum sales charge in all cases. The tables also show returns on a before-tax and after-tax basis. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

         Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

         In some cases, the return after-taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

After tax-returns are shown for Class A shares only. After-tax returns for other Classes will vary.


MIDCAP OPPORTUNITIES FUND -- AVERAGE ANNUAL TOTAL RETURNS for the periods ended
                               December 31, 2003



                                                                           5 YEARS OR         10 YEARS OR
                                                              1 YEAR   SINCE INCEPTION(1)   SINCE INCEPTION
                                                              ------   ------------------   ---------------
Class A return before taxes(2)                           %     29.92              3.52            N/A
Class A return after taxes on distributions(2)           %     29.88              1.29            N/A
Class A return after taxes on distributions and sale     %     19.42              1.91            N/A
of Fund shares(2)
Class B return before taxes(3)                           %     31.71              3.71            N/A
Class C return before taxes(4)                           %     35.77              3.96            N/A
Class I returns before taxes                             %     37.91              5.11            N/A
Class Q return before taxes                              %     37.97            -13.17            N/A
Russell MidCap Growth Index (reflects no deduction       %     42.71              7.93(7)         N/A
for fees, expenses or taxes) (5)
Russell MidCap Index (reflects no deduction for fees,    %     40.06             11.51            N/A
expenses or taxes) (6)


------------------
(1) Class A, Class B, Class C and Class I shares commenced operations on August 20, 1998. Class Q shares commenced operations on April 4, 2000.

(2)      Reflects deduction of sales charge of 5.75%.

(3) Reflects deduction of deferred sales charge of 5% and 2% for the 1 year and Life of Class year returns, respectively.

(4) Reflects deduction of deferred sales charge of 1% for the 1 year return.

(5) Russell MidCap Growth Index measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.

(6) Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.


(7) Index return for Class A, Class B, Class C and Class I is for the period beginning September 1, 1998. Index return for Class Q is -12.63% for the Russell MidCap Growth Index and Index return for Class Q is 2.31% for the Russell MidCap Index for the periods beginning April 1, 2000.

         The following table shows the performance of MidCap Opportunities Fund if sales charges are not reflected.

MIDCAP OPPORTUNITIES FUND -- AVERAGE ANNUAL TOTAL RETURNS for the periods ended
                               December 31, 2003

                                                                     5 YEARS OR          10 YEARS OR
                                                        1 YEAR    SINCE INCEPTION(1)   SINCE INCEPTION
                                                        -------   ------------------   ---------------
Class A return before taxes                               37.85%         4.75%               N/A
Class B return before taxes                               36.71%         4.01%               N/A
Class C return before taxes                               36.77%         3.96%               N/A
Class I return before taxes                               37.91%         5.11%               N/A
Class Q return before taxes                               37.97%       -13.17%               N/A
Russell MidCap Growth Index (reflects no deduction        42.71          7.93(4)             N/A
for fees, expenses or taxes) (2)
Russell MidCap Index (reflects no deduction for fees,     40.06         11.51(4)             N/A
expenses or taxes) (3)

------------------
(1) Class A, Class B, Class C and Class I shares commenced operations on August 20, 1998. Class Q shares commenced operations on April 4, 2000.


(2) Russell MidCap Growth Index measures the performance of those companies included in the Russell MidCap Index with relatively higher price-to-book ratios and higher forecasted growth values.


(3) Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 26% of the total market capitalization of the Russell 1000 Index.

(4) Index return for Class A, Class B, Class C and Class I is for the period beginning September 1, 1998. Index return for Class Q is -12.63% for the Russell MidCap Growth Index and Index return for Class Q is 2.31% for the Russell MidCap Index for the periods beginning April 1, 2000.

         For a discussion by the Adviser regarding the performance of MidCap Opportunities Fund for the fiscal year ended May 31, 2003, see APPENDIX A to this Proxy Statement/Prospectus. Additional information about MidCap Opportunities Fund is included in APPENDIX C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE
FUNDS

         Because the Funds have investment objectives and strategies that are similar, many of the risks of investing in MidCap Opportunities Fund are substantially the same as the risks of investing in the Growth Opportunities Fund and the Growth + Value Fund. You may lose money on your investment in any of the Funds. The value of each Fund's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Fund's shares. The following summarizes the principal investment techniques and risks of investing in the Funds.


         Price Volatility. Each of the Funds faces the risk of price volatility. The value of a Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Growth Opportunities Fund and MidCap Opportunities Fund each invests in companies that the Sub-Adviser feels have the potential for rapid growth which may give the Fund a higher risk of price volatility than a fund that emphasizes other styles, such as a value-oriented style. The MidCap Opportunities Fund invests primarily in mid-sized companies and the Growth Opportunities Fund and the Growth + Value Fund may invest in large, small and mid-sized companies. Small and mid-sized companies may be more susceptible to price swings than larger companies because they generally have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers.


         Market Trends. From time to time, the stock market may not favor the growth securities in which the Funds invest, or the mid-cap growth securities in which the MidCap Opportunities Fund emphasizes and in which the Growth Opportunities Fund and Growth + Value Fund may invest. Rather, the market could favor more speculative growth stocks or more value-oriented stocks or large or small company stocks, or may not favor equities at all.

         Inability to Sell Securities. Securities of small-and mid-sized companies usually trade in lower volume and may be less liquid than securities of larger, more established companies. These less liquid securities could include securities of small and mid-size U.S. companies, high-yield securities, convertible securities, unrated debt and convertible securities, securities that originate from small offerings, and foreign securities, particularly those from companies in emerging markets. A Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

         Securities Lending. There is a risk when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore lose the opportunity to sell the securities at a desirable price.

         Portfolio Turnover. The Funds are generally expected to engage in frequent and active trading of portfolio securities to achieve their investment objectives. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

                         COMPARISON OF FEES AND EXPENSES

         The following discussion describes and compares the fees and expenses of the Funds. For further information on the fees and expenses of MidCap Opportunities Fund, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING MIDCAP OPPORTUNITIES FUND."

MANAGEMENT FEES

         Growth + Value Fund pays ING Investments, LLC ("ING Investments" or "Adviser") a management fee of 1.00% of the Fund's average daily net assets. Growth Opportunities Fund pays the Adviser a management fee of 0.95% of the Fund's average daily net assets. MidCap Opportunities Fund pays the Adviser a management of 1.00% of the Fund's average daily net assets.

         The Adviser pays ING Aeltus a sub-advisory fee of 0.4275% of the Growth Opportunities Fund's average daily net assets. The Adviser pays ING Aeltus a sub-advisory fee of 0.45% of the MidCap Opportunities Fund's average daily net assets.

ADMINISTRATION FEES

         Each of the Funds pays an annual administration fee of 0.10% of that Fund's average daily net assets.

DISTRIBUTION AND SERVICE FEES

         The annual distribution (12b-1) and service fees for Class A shares for each of the Funds is 0.30% of each Fund's average daily net assets. The Funds have the same distribution (12b-1) and service fees for Class B and Class C shares (1.00%). In addition, the Funds have the same service fees for Class Q shares (0.25%).

EXPENSE LIMITATION ARRANGEMENTS


         An expense limitation agreement is in place for the MidCap Opportunities Fund. Under the terms of the expense limitation agreement for MidCap Opportunities Fund, ING Investments has agreed to limit the expenses of the MidCap Opportunities Fund, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The expense limitation agreement is contractual and shall renew automatically for one-year terms unless the Adviser provides written notice of termination of the expense limitation agreement within 90 days of the end of the then current term or upon termination of the investment management agreement. The current expense limitation agreement for the MidCap Opportunities Fund provides that it will remain in effect through May 31, 2005. There can be no assurance that the expense limitation agreement will be continued after this date. The expense limitations for Class A, Class B, Class C, Class I and Class Q shares through December 31, 2003 are 1.50%, 2.20%, 2.20%, 1.20% and 1.35%,
respectively. Effective January 1, 2004, the expense limits will be 1.75%, 2.45%, 2.45%, 1.45%, 1.60% for Class A, B, C, I and Q shares, respectively. The Growth + Value Fund and the Growth Opportunities Fund currently do not have an expense limitation agreement. This information and similar information is shown in the table below entitled "Annual Fund Operating Expenses."

EXPENSE TABLES

         There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the Funds. The following table shows the fees and expenses for Class A, Class B, Class C, Class I and Class Q shares of each of the Funds.

                       TRANSACTION FEES ON NEW INVESTMENTS
                    (fees paid directly from your investment)

                                                           CLASS A    CLASS B    CLASS C   CLASS I   CLASS Q
                                                           --------   --------   -------   -------   -------
Maximum sales charge (load) imposed on purchases (as a
  percentage of offering price)                            5.75%(1)     None      None       None      None

Maximum deferred sales charge (load) (as a percentage of
  the lower of original purchase price or redemption
  proceeds)                                                None(2)    5.00%(3)   1.00(4)     None      None

------------------
(1) Reduced for purchases of $50,000 and over. See "Class A Shares: Initial Sales Charge Alternative" in APPENDIX C.

(2) A contingent deferred sales charge of no more than 1.00% may be assessed on redemptions of Class A shares that were purchased without an initial sales charge as part of an investment of $1 million or more. See "Class A Shares: Initial Sales Charge Alternative" in APPENDIX C.

(3) Imposed upon redemptions within 6 years of purchase. The fee has scheduled reductions after the first year. See "Class B Shares:
         Deferred Sales Charge Alternative" in APPENDIX C.

(4)      Imposed upon redemptions within 1 year from purchase.

         The Growth + Value Fund, the Growth Opportunities Fund and the MidCap Opportunities Fund do not have any redemption fees, exchange fees or sales charges on reinvested dividends. Each Fund also has substantially similar purchase options, exchange rights and redemption procedures. For more information regarding on the purchase options, exchange rights and redemption procedures of the MidCap Opportunities Fund, see "APPENDIX C: ADDITIONAL INFORMATION REGARDING MIDCAP OPPORTUNITIES FUND."

         The current expenses of each of the Funds and estimated pro forma expenses giving effect to the proposed Reorganizations are shown in the following table. Expenses of the Funds are based upon the operating expenses incurred by Class A, Class B, Class C, Class I and Class Q shares of the Funds for the period ended November 30, 2003. Pro forma fees show estimated fees of MidCap Opportunities Fund after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

             ANNUAL FUND OPERATING EXPENSES AS OF NOVEMBER 30, 2003
   (expenses that are deducted from Fund assets, shown as a ratio of expenses to average daily net assets) (1)

                                                                                      TOTAL         FEE
                                            DISTRIBUTION (12b-1)                      FUND        WAIVER
                               MANAGEMENT     AND SHAREHOLDER          OTHER        OPERATING       BY          NET
                                  FEES       SERVICING FEES(2)     EXPENSES(3)(4)   EXPENSES    ADVISER(5)   EXPENSES
                               ----------   --------------------   --------------   ---------   ----------   --------
CLASS A
  Growth + Value Fund             1.00%              0.30%              0.60%         1.90%        0.00%      1.90%
  Growth Opportunities Fund       0.95%              0.30%              0.57%         1.82%        0.00%      1.82%
  MidCap Opportunities Fund       1.00%              0.30%              0.48%         1.78%        0.03%      1.75%
  MidCap Opportunities Fund
    After the Reorganization
    (Estimated Pro Forma)         1.00%              0.30%              0.47%         1.77%        0.02%      1.75%

CLASS B
  Growth + Value Fund             1.00%              1.00%              0.60%         2.60%        0.00%      2.60%
  Growth Opportunities Fund       0.95%              1.00%              0.57%         2.52%        0.00%      2.52%
  MidCap Opportunities Fund       1.00%              1.00%              0.48%         2.48%        0.03%      2.45%
  MidCap Opportunities Fund
    After the Reorganization
    (Estimated Pro Forma)         1.00%              1.00%              0.47%         2.47%        0.02%      2.45%

CLASS C
  Growth + Value Fund             1.00%              1.00%              0.60%         2.60%        0.00%      2.60%
  Growth Opportunities Fund       0.95%              1.00%              0.57%         2.52%        0.00%      2.52%
  MidCap Opportunities Fund       1.00%              1.00%              0.48%         2.48%        0.03%      2.45%
  MidCap Opportunities Fund
    After the Reorganization
    (Estimated Pro Forma)         1.00%              1.00%              0.47%         2.47%        0.02%      2.45%

CLASS I
  Growth + Value Fund              N/A                N/A                N/A           N/A          N/A        N/A
  Growth Opportunities Fund       0.95%               N/A               0.42%         1.37%        0.00%      1.37%
  MidCap Opportunities Fund       1.00%               N/A               0.37%         1.37%        0.00%      1.37%
  MidCap Opportunities Fund
    After the Reorganization
    (Estimated Pro Forma)         1.00%               N/A               0.36%         1.36%        0.00%      1.36%

CLASS Q
  Growth + Value Fund             1.00%              0.25%              0.57%         1.82%        0.00%      1.82%
  Growth Opportunities Fund       0.95%              0.25%              0.48%         1.68%        0.00%      1.68%
  MidCap Opportunities Fund       1.00%              0.25%              0.34%         1.59%        0.00%      1.59%
  MidCap Opportunities Fund
    After the Reorganization
   (Estimated Pro Forma)          1.00%              0.25%              0.33%         1.58%        0.00%      1.58%

------------------
(1) The fiscal year end for Growth + Value Fund, Growth Opportunities Fund and MidCap Opportunities Fund is May 31.

(2) As a result of distribution (Rule 12b-1) fees, a long-term investor may pay more than the economic equivalent of the maximum sales charge allowed by the Rules of the National Association of Securities Dealers, Inc.

(3) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets.

(4) "Other Expenses" excludes short-term, nonrecurring expenses related to the Reorganization of the Growth Opportunities Fund and Growth + Value Fund with and into the MidCap Opportunities Fund.

(5) ING Investments has entered into an expense limitation agreement with MidCap Opportunities Fund under which it will limit the expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years) to 1.50%, 2.20%, 2.20%, 1.20% and 1.35% for Class A, Class B, Class C,
         Class I and Class Q shares of the Fund, respectively. The expense limitation agreement is contractual and will continue through December 31, 2003. Effective January 1, 2004, ING has entered into a new expense limitation with MidCap Opportunities Fund under which it will limit the expenses of the Fund (excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years) to 1.75%, 2.45%, 2.45%, 1.45%, and 1.60% for Class A, Class B, Class C, Class I and Class Q shares of the Fund, respectively. Thereafter, the expense limitation agreement renews automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then-current term or upon termination of the investment management agreement.

         Examples. The following examples are intended to help you compare the cost of investing in each Fund and the combined Fund. The examples assume that you invest $10,000 in each Fund and in the combined Fund after the Reorganizations for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

                    GROWTH + VALUE FUND                  GROWTH OPPORTUNITIES FUND
                    -------------------                  -------------------------
           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------   ------   -------   -------   --------
CLASS A       757     1,138     1,542      2,669      749     1,115     1,504      2,589
CLASS B*      763     1,108     1,580      2,764      755     1,085     1,540      2,684
CLASS C       363       808     1,380      2,934      355       785     1,340      2,856
CLASS I       N/A       N/A       N/A        N/A      139       434       750      1,646
CLASS Q       185       573       985      2,137      171       530       913      1,987

               MIDCAP OPPORTUNITIES FUND(1)
               ---------------------------
           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
CLASS A       743     1,100     1,481      2,547
CLASS B*      748     1,070     1,518      2,642
CLASS C       348       770     1,318      2,814
CLASS I       139       434       750      1,646
CLASS Q       162       502       866      1,889

              ESTIMATED PRO FORMA: THE FUNDS
                       COMBINED (1)**
                       --------------
           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
CLASS A       743     1,098     1,477      2,537
CLASS B*      748     1,068     1,514      2,632
CLASS C       348       768     1,314      2,805
CLASS I       138       431       745      1,635
CLASS Q       161       499       860      1,878

         You would pay the following expenses if you did not redeem your shares:

                    GROWTH + VALUE FUND                  GROWTH OPPORTUNITIES FUND
                    -------------------                  -------------------------
           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------   ------   -------   -------   --------
CLASS A       757     1,138     1,542      2,669      749     1,115     1,504      2,589
CLASS B*      263       808     1,380      2,764      255       785     1,340      2,684
CLASS C       263       808     1,380      2,934      255       785     1,340      2,856
CLASS I       N/A       N/A       N/A        N/A      139       434       750      1,646
CLASS Q       185       573       985      2,137      171       530       913      1,987

                MIDCAP OPPORTUNITIES FUND(1)
                ---------------------------
           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
CLASS A       743     1,100     1,481      2,547
CLASS B*      248       770     1,318      2,642
CLASS C       248       770     1,318      2,814
CLASS I       139       434       750      1,646
CLASS Q       162       502       866      1,889

              ESTIMATED PRO FORMA: THE FUNDS
                       COMBINED(1)**
                       -------------
           1 YEAR   3 YEARS   5 YEARS   10 YEARS
           ------   -------   -------   --------
CLASS A     743       1,098     1,477      2,537
CLASS B*    248         768     1,314      2,632
CLASS C     248         768     1,314      2,805
CLASS I     138         431       745      1,635
CLASS Q     161         499       860      1,878

------------------
(1) The example reflects the contractual expense limitation for the one-year period, and the first year of the three-, five-, and ten-year periods.

* The ten year calculations for Class B shares assume conversion of the Class B shares to Class A shares at the end of the end of the eighth year following the date of purchase.

**       Estimated.

GENERAL INFORMATION

         Class A shares of MidCap Opportunities Fund issued to a shareholder in connection with the Reorganization will not be subject to an initial sales charge, but Class B and Class C shares will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of Growth + Value Fund or the Growth Opportunities Fund held by that shareholder immediately prior to the Reorganization.

         In addition, the period that the shareholder held shares of Growth + Value Fund or the Growth Opportunities Fund will be included in the holding period of MidCap Opportunities Fund shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of MidCap Opportunities Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the Class B shares of Growth + Value Fund or Growth Opportunities Fund were purchased by the shareholder. Growth + Value Fund, Growth Opportunities Fund and MidCap Opportunities Fund are subject to the sales load structure described in the table above in the section "Expense Tables."

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENTS

         The terms and conditions under which the proposed transaction may be consummated are set forth in each Reorganization Agreement. Significant provisions of the Reorganization Agreements are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreements, copies of which are attached as APPENDIX B-1 and APPENDIX B-2.

         The Reorganization Agreements provide for (i) the transfer, as of the Closing Date, of all of the assets of Growth + Value Fund and Growth Opportunities Fund in exchange for shares of beneficial interest of MidCap Opportunities Fund and the assumption by MidCap Opportunities Fund of all of each Acquired Fund's liabilities; and (ii) the distribution of shares of MidCap Opportunities Fund to shareholders of each Acquired Fund, as provided for in the Reorganization Agreements. Growth + Value Fund and Growth Opportunities Fund will then be liquidated.

         After the Reorganizations, each shareholder of each Acquired Fund will own shares of MidCap Opportunities Fund having an aggregate value equal to the aggregate value of the shares in the Acquired Fund held by that shareholder as of the Closing Date. Shareholders of Class A, Class B, Class C, and Class Q shares of Growth + Value Fund will receive the same Class of shares of MidCap Opportunities Fund. Shareholders of Class A, Class B, Class C, Class I and Class Q shares of Growth Opportunities Fund will receive the same Class of shares of MidCap Opportunities Fund. In the interest of economy and convenience, shares of MidCap Opportunities Fund generally will not be represented by physical certificates, unless you request the certificates in writing.

         Until the Closing Date, shareholders of each Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Closing Date will be treated as requests received by MidCap Opportunities Fund for the redemption of its shares.

         The obligations of the Funds under the Reorganization Agreements are subject to various conditions, including approval of the shareholders of each of the Acquired Funds. The Reorganization Agreements also requires that each of the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreements. The Reorganization Agreements may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to APPENDIX B-1 and APPENDIX B-2 to review the terms and conditions of the Reorganization Agreements.

REASONS FOR THE REORGANIZATIONS


         Each Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The Reorganizations are designed to reduce the overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the Reorganizations may benefit shareholders by resulting in a surviving fund with a greater asset base. This is expected to provide greater investment opportunities for the MidCap Opportunities Fund and the potential to take larger portfolio positions.


         The proposed Reorganizations were presented to the Board of Trustees of Growth + Value Fund, Growth Opportunities Fund, and MidCap Opportunities Fund for consideration at a meeting held on November 11, 2003. For the reasons discussed below, the Trustees of the Funds, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Funds, determined that the interests of the shareholders of the Funds will not be diluted as a result of the proposed Reorganizations, and that the proposed Reorganizations are in the best interests of the Funds and their shareholders.

         The Reorganization will allow the Growth + Value Fund's and the Growth Opportunities Fund's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve capital appreciation through investment in equity securities. As shown in the fee table, after application of expense reimbursements, the proposed Reorganizations are expected to result in a reduction in net operating expenses (excluding short-term, nonrecurring, reorganization expenses) per share for shareholders of each Acquired Fund. As shareholders of MidCap Opportunities Fund, shareholders will be able to continue to exchange into the ING Funds that offer the same Class of shares in which such shareholder is currently invested. A list of the ING Funds and the Classes available after the Reorganization is contained in APPENDIX D.


         Even if shareholders of one Acquired Fund approves the Reorganization Agreement with respect to their Fund, the merger with and into MidCap Opportunities Fund will not occur for either Acquired Fund unless Fund shareholders of each Acquired Fund approves the Reorganization Agreement with respect to their Fund. Consequently, the Reorganizations are contingent upon one another.


BOARD CONSIDERATIONS

         The Board of Trustees of the Growth + Value Fund and the Growth Opportunities Fund, in recommending the proposed transactions, considered a number of factors, including the following:

         - the plans of management to reduce overlap in funds in the ING Fund complex;

         -        the potential benefits of the transaction to shareholders;

         - the relative investment performance of MidCap Opportunities Fund as compared to Growth + Value Fund and Growth Opportunities Fund;

         - gross and net expense ratios and information regarding fees and expenses of Growth + Value Fund, Growth Opportunities Fund and MidCap Opportunities Fund;

         -        the relative size of the Funds;

         - whether the Reorganization would dilute the interests of the Funds' current shareholders;

         - the similarity of investment objectives and strategies of MidCap Opportunities Fund with those of Growth + Value Fund and Growth Opportunities Fund;

         -        each of the Funds has the same portfolio management team;

         - the fees or expenses that will be borne directly or indirectly by the Funds in connection with the merger;

         -        any benefits that may be realized by the Adviser; and

         - the tax consequences of each Reorganization to Growth + Value Fund and Growth Opportunities Fund and its shareholders, including the tax-free nature of the transaction.

         The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer the Funds may be reduced if the Reorganizations are approved, and its costs may be reduced under its obligation to limit expenses of MidCap Opportunities Fund.

         THE TRUSTEES OF ING MAYFLOWER TRUST, ON BEHALF OF GROWTH + VALUE FUND, AND OF ING EQUITY TRUST, ON BEHALF OF GROWTH OPPORTUNITIES FUND, RECOMMEND THAT SHAREHOLDERS APPROVE EACH REORGANIZATION WITH AND INTO MIDCAP OPPORTUNITIES FUND.

TAX CONSIDERATIONS

         The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Growth + Value Fund, Growth Opportunities Fund nor their shareholders, nor MidCap Opportunities Fund nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreements. As a condition to the Closing of the Reorganizations, the Funds will receive an opinion from the law firm of Dechert to the effect that each Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.

         Immediately prior to the Reorganization, Growth + Value Fund and Growth Opportunities Fund will each pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to their shareholders all of Growth + Value Fund's and Growth Opportunities Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Growth + Value Fund's and Growth Opportunities Fund's shareholders. Growth + Value Fund and Growth Opportunities Fund shareholders' holding period in the MidCap Opportunities Fund shares received in the Reorganization will include the shareholders' holding period in the Growth + Value Fund or Growth Opportunities Fund shares surrendered in the Reorganization provided that they held those shares as capital assets. Growth + Value Fund and Growth Opportunities Fund shareholders' aggregate basis in MidCap Opportunities Fund shares received in the Reorganization will be the same as the shareholders' aggregate basis in the Growth + Value Fund and Growth Opportunities Fund.

         As of May 31, 2003, Growth + Value Fund, Growth Opportunities Fund and MidCap Opportunities Fund had accumulated capital loss carryforwards of approximately $521,848,512, $463,537,631 and $183,253,255, respectively. After the Reorganizations, the losses of Growth + Value Fund and Growth Opportunities Fund generally will be available to MidCap Opportunities Fund to offset its capital gains, although a portion of the amount of these losses that may offset MidCap Opportunities Fund's capital gains in any given year will be limited due to the Reorganizations. The ability of MidCap Opportunities Fund to use losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of each Fund. After the Reorganizations, however, these benefits will inure to the benefit of all post-reorganization shareholders of MidCap Opportunities Fund.

EXPENSES OF THE REORGANIZATIONS

         ING Investments will bear half the cost of the Reorganizations. The Funds will bear the other half of the expenses related to the proposed Reorganizations, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. Of the Reorganization expenses allocated to the Funds, each Fund will bear a pro rata portion based on its relative net asset values immediately before the Closing Date.

                     ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION

         Growth + Value Fund is a diversified series of ING Mayflower Trust, an open-end management investment company organized as a Massachusetts business trust. Growth Opportunities Fund and MidCap Opportunities Fund are each a diversified series of ING Equity Trust, an open-end management investment company organized as a Massachusetts business trust. ING Mayflower Trust and ING Equity Trust are governed by the same Board of Trustees consisting of eleven members. For more information on the history of the Funds, see the SAI.

DISTRIBUTOR

         ING Funds Distributor, LLC (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for the Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS

         The Funds pay dividends from net investment income, if any, on an annual basis. Each Fund distributes capital gains, if any, on an annual basis. Dividends and distributions of each of the Funds are automatically reinvested in additional shares of the respective Class of the particular Fund, unless the shareholder elects to receive distributions in cash.

         If each Reorganization Agreement is approved by the relevant Acquired Fund's shareholders, then as soon as practicable before the Closing Date, each Acquired Fund will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

         The following table shows on, an unaudited basis, the capitalization of each of the Funds as of November 30, 2003, and on a pro forma basis as of November 30, 2003 giving effect to the Reorganization:

                                                             NET ASSET
                                                             VALUE PER         SHARES
                                             NET ASSETS        SHARE        OUTSTANDING
                                            ------------   --------------   ------------
GROWTH + VALUE FUND
  Class A                                   $ 48,362,085   $         9.78      4,942,681
  Class B                                    116,822,644             9.26     12,621,510
  Class C                                     51,878,275             9.25      5,607,185
  Class Q                                        246,342             9.70         25,392

                                                             NET ASSET
                                                             VALUE PER         SHARES
                                             NET ASSETS        SHARE        OUTSTANDING
                                            ------------   --------------   ------------
Total Growth + Value Fund                   $217,309,346                      23,196,768
GROWTH OPPORTUNITIES FUND
  Class A                                   $ 49,166,222   $        13.05      3,766,378
  Class B                                     54,174,520            12.10      4,475,844
  Class C                                     25,186,576            12.13      2,077,164
  Class I                                     52,392,562            13.52      3,874,430
  Class Q                                          3,111            12.96            240
Total Growth Opportunities Fund             $180,922,991                      14,194,056
MIDCAP OPPORTUNITIES FUND
  Class A                                   $ 49,810,293   $        11.89      4,187,879
  Class B                                     47,224,661            11.47      4,118,043
  Class C                                     73,547,411            11.41      6,444,787
  Class I                                      1,600,415            12.13        131,892
  Class Q                                      4,885,448            11.98        407,820
Total MidCap Opportunities Fund             $177,068,228                      15,290,421

PRO FORMA - MIDCAP OPPORTUNITIES
FUND INCLUDING GROWTH + VALUE FUND
AND GROWTH OPPORTUNITIES FUND(1)

  Class A                                   $147,338,600   $        11.89     12,390,428
  Class B                                    218,221,825            11.47     19,026,253
  Class C                                    150,612,262            11.41     13,198,937
  Class I                                     53,992,977            12.13      4,451,147
  Class Q                                      5,134,901            11.98        428,642
Total Pro Forma MidCap Opportunities Fund   $575,300,565                      49,495,407

------------------

(1) Capitalization table does not include one time Reorganization related expenses estimated at $175,000.

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

         Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement with its enclosures on or about February 9, 2004. Shareholders of Growth + Value Fund and Growth Opportunities Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications. Growth + Value Fund and Growth Opportunities Fund have retained Georgeson Shareholder Communications, Inc. (the "Solicitor"), a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. The estimated cost of the proxy solicitation is $190,000. ING Investments will bear half the cost of the proxy solicitation. Of the proxy solicitation expenses allocated to the Funds, each Fund will bear a pro rata portion based on its relative net assets immediately prior to the closing of the Reorganization. Shareholders of Growth + Value Fund and Growth Opportunities Fund may receive a telephone call from the professional proxy solicitation firm asking the shareholder to vote.

         In all cases where a proxy is solicited by telephone, the Solicitor is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, the Solicitor will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. The Solicitor will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although the Solicitor's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendation set forth in the Proxy

Statement/Prospectus. The Solicitor will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

         If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact the Solicitor toll-free at 1-866-889-0072.

         A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Growth + Value Fund or Growth Opportunities Fund, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposals and may vote in their discretion with respect to other matters not now known to the Board of Trustees of ING Equity Trust or ING Mayflower Trust that may be presented at the Special Meeting.

VOTING RIGHTS

         Shareholders of Growth + Value Fund and Growth Opportunities Fund are entitled to one vote for each share held as to any matter on which you are entitled to vote and for each fractional share that you own, you shall be entitled to a proportionate fractional vote. Shares have no preemptive or subscription rights.


         Only shareholders of Growth + Value Fund and Growth Opportunities Fund at the close of business on January 6, 2004 (the "Record Date") will be entitled to be present and give voting instructions for Growth + Value Fund and Growth Opportunities Fund at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, 19,601,780.479 shares of Growth + Value Fund and 12,987,734.958 shares of Growth Opportunities Fund were outstanding and entitled to vote.


         Approval of each Reorganization Agreement requires the affirmative vote of the holders of a majority of the shares of the Acquired Fund. Holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum is present.

         If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. For this reason, with respect to matters requiring the affirmative majority of the total shares outstanding, an abstention or broker non-vote will have the effect of a vote against the Reorganization.

         The Acquired Funds expect that, before the Special Meeting, broker-dealer firms holding shares of the Fund in "street name" for their customers will request voting instructions from their customers and beneficial owners. If these instructions are not received by the date specified in the broker-dealer firms' proxy solicitation materials, the Funds understand that the broker-dealers that are members of the New York Stock Exchange may consider whether the rules of the New York Stock Exchange permit the broker-dealers to vote on the items to be considered at the Special Meeting on behalf of their customers and beneficial owners. If permitted, such broker-dealers may so vote.


         To the knowledge of ING Investments, as of January 26, 2004, no current Trustee owns 1% or more of the outstanding shares of the Funds, and the officers and Trustees own, as a group, less than 1% of the shares of the Funds.



         APPENDIX E hereto lists the persons that, as of January 26, 2004, owned beneficially or of record 5% or more of the outstanding shares of any Class of the Funds.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

         Growth + Value Fund and Growth Opportunities Fund do not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

         Neither Growth + Value Fund nor Growth Opportunities Fund is required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Growth + Value Fund's nor Growth Opportunities Fund's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

         ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding the Funds and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to a Fund at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling Shareholder Services at 1-800-992-0180.

         IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                            /s/ Huey P. Falgout
                                            ---------------------
                                            Huey P. Falgout, Jr.
                                            Secretary

February 9, 2004
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

                    REPORT FOR ING MIDCAP OPPORTUNITIES FUND

         Set forth below is an excerpt from ING MidCap Opportunities Fund's Annual Report, dated May 31, 2003, regarding the Fund's performance.

         PORTFOLIO MANAGEMENT: A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC.*

         GOAL: The ING MidCap Opportunities Fund (the "Fund") seeks long-term capital appreciation by investing primarily in the common stock of mid-sized U.S. companies.

         MARKET OVERVIEW: The U.S. equity markets declined during the year ending May 31, 2003. For the period, the Russell MidCap Growth index declined 5.84%. Mid-sized stocks were not alone in their decline. The Russell 2000 Growth index fell 9.59%, the S&P 500 was down 8.06% and the Dow Jones Industrials dropped 8.90%. The NASDAQ Composite, down 1.23%, held up a little better following its steep drop in the two preceding years.

The results for the six months ending May 31, 2003 were more encouraging. The Russell MidCap Growth index advanced 10.00% during the six-month period. Indeed, the returns for the latest three months ended May 31, 2003 were even better. In the three-month period, the Russell MidCap Growth index moved up 19.27%. We think that a major part of this advance can be attributed to a resurgence in those stocks that were most beaten-up over the last several years. We expect, though, that as this speculation broadens out, the advance may become more sustainable, albeit somewhat less explosive.

         PERFORMANCE: For the year ended May 31, 2003, the Fund's Class A shares, excluding sales charges, provided a total return of -8.91% compared to the Russell Mid Cap Growth Index for which the total return was -5.84% and the S&P MidCap 400 Index for which the total return was -9.14%.

         PORTFOLIO SPECIFICS: In the semi annual report we stated that the Fund outperformed the index in the first half year and this was primarily due to stock selection in the transportation, telecommunications and financial sectors. In the six months since the date of the semi-annual report, the Fund returned 4.01% and the index 10.00%. During this period, the source of the underperformance was mainly stock selection in the Healthcare and Industrials sectors. We estimate that these accounted for approximately half of the underperformance. Sector selection also detracted from performance. We held on average an over weight in Technology, which was a laggard for most of the period and were underweight in the Healthcare sector, which was relatively strong. Over the last six months, sector weights underwent significant change with the substantial over weight in Technology taken to an underweight and the under weight in Healthcare stocks reduced considerably.

         MARKET OUTLOOK: After several years of declines, the stock market appeared to be in a recovery mode from mid-March through the end of May 2003. This seemed in part to reflect some improvement in corporate profit trends; in addition the market's advance may well have reflected investors' increasing optimism about the economy's growth later this year and into 2004.

There are reasons to believe that the conditions are favorable for both the economy and for common stocks. The combination of low interest rates (with the possibility of even further Federal Reserve loosening) and stimulative tax cuts could well spur an acceleration of the economy. And inflation certainly is not an imminent concern, notwithstanding the toll that energy prices are taking on the economy.

The Fund's investment discipline is not dependent on the forecast for the economy. The Fund will build a diversified portfolio of mostly smaller common stocks selected for their growth prospects, reasonable valuation, and evidence of relative strength.

* A team of investment professionals led by Matthew Price, CFA and David Campbell, ING Investments, LLC assumed responsibility for the Fund on April 21, 2003.

                                           8/20/98     5/31/99     5/31/00     5/31/01     5/31/02     5/31/03
                                           -------     -------     -------     -------     -------     -------
ING MidCap Opportunities Fund Class A
  With Sales Charge                        $ 9,425     $14,581     $24,651     $18,865     $14,375     $13,094
ING MidCap Opportunities Fund Class A
  Without Sales Charge                     $10,000     $15,470     $26,155     $20,016     $15,252     $13,893
S&P MidCap 400 Index                       $10,000     $14,218     $17,268     $19,154     $19,612     $17,820
Russell MidCap Growth Index                $10,000     $14,521     $20,869     $15,801     $13,091     $12,326

                                        AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED MAY 31, 2003
                                        ---------------------------------------------------------------
                                                                                        SINCE INCEPTION
                                        1 YEAR                                              8/20/98
                                        ------                                              -------
Including Sales Charge:
  Class A(1)                            -14.16%                                               5.80%
  Class B(2)                            -14.04%                                               6.14%
  Class C(3)                            -10.38%                                               6.38%
Excluding Sales Charge:
  Class A                                -8.91%                                               7.12%
  Class B                                -9.51%                                               6.47%
  Class C                                -9.47%                                               6.38%
Russell MidCap Growth Index(4)           -5.84%                                               4.50%(5)
S&P MidCap 400 Index                     -9.14%                                              12.93%(5)

Based on a $10,000 initial investment, the graph and table above illustrate the total return of ING MidCap Opportunities Fund against the S&P MidCap 400 Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

Fund holdings are subject to change daily.

(1) Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4) The Fund normally invests in mid-cap companies that the portfolio managers feel have above average prospects for growth. The Russell MidCap Growth Index tracks the performance of mid-cap growth companies.

(5) Since inception performance for the index is shown from 9/1/98.

PRINCIPAL RISK FACTOR(S): Exposure to financial and market risks that accompany investments in equities. In exchange for higher growth potential, investing in stocks of mid-size companies may entail greater price volatility than investing in stocks of larger companies. From time to time, the stock market may not favor the mid-cap growth securities in which the Fund invests.

                                    * * * *

                                                                    APPENDIX B-1

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 11th day of November, 2003, by and between ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of one of its series, ING MidCap Opportunities Fund (the "Acquiring Fund"), and on behalf of another of its series, ING Growth Opportunities Fund (the "Acquired Fund").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C, Class I and Class Q voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Trustees of ING Equity Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Trustees of ING Equity Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

         1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:
(i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class I and Class Q Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C, Class I and Class Q shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares in connection with such exchange.

         1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

         2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

         2.2. The net asset value of a Class A, Class B, Class C, Class I and Class Q Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund's Board of Trustees.

         2.3. The number of the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C, Class I and Class Q shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.       CLOSING AND CLOSING DATE


         3.1. The Closing Date shall be April 17, 2004, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.


         3.2. The Acquired Fund shall direct Bank of New York, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Fund's Assets are deposited, the Acquired Fund's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class I and Class Q shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of ING Equity Trust on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

         (a) The Acquired Fund is duly organized as a series of ING Equity Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Equity Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) ING Equity Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

         (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Equity Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Equity Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Equity Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by ING Equity Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. ING Equity Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2003 have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since May 31, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of ING Equity Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of ING Equity Trust, ING Equity Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

         (a) The Acquiring Fund is duly organized as a series of ING Equity Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Equity Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) ING Equity Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

         (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Equity Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by ING Equity Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Equity Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. ING Equity Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2003 have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since May 31, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

         (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Equity Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of ING Equity Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) The Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

         (o) The information to be furnished by ING Equity Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Fund covenants that the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

         5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

         5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class I and Class Q Acquiring Fund Shares received at the Closing.

         5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.9. ING Equity Trust, on behalf of the Acquired Fund, covenants that ING Equity Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Equity Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the ING Equity Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) ING Equity Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

         5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of ING Equity Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at ING Equity Trust's election, to the performance by ING Equity Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of ING Equity Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. ING Equity Trust, on behalf of the Acquiring Fund, shall have delivered to ING Equity Trust, on behalf of the Acquired Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to ING Equity Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of ING Equity Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as ING Equity Trust, on behalf of the Acquired Fund, shall reasonably request;

         6.3. ING Equity Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Equity Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

         6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of ING Equity Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at ING Equity Trust's election, on behalf of the Acquiring Fund, to the performance by ING Equity Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of ING Equity Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The ING Equity Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Equity Trust;

         7.3. The ING Equity Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to ING Equity Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of ING Equity Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as ING Equity Trust, on behalf of the Acquiring Fund, shall reasonably request;

         7.4. ING Equity Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Equity Trust, on behalf of the Acquired Fund, on or before the Closing Date;

         7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Equity Trust, on behalf of the Acquired Fund, or ING Equity Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of ING Equity Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the ING Equity Trust, on behalf of the Acquiring Fund, nor the ING Equity Trust, on behalf of the Acquired Fund, may waive the conditions set forth in this paragraph 8.1;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Equity Trust, on behalf of the Acquiring Fund, or ING Equity Trust, on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of Dechert addressed to ING Equity Trust, on behalf of the Acquired Fund, and ING Equity Trust, on behalf of the Acquiring Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of ING Equity Trust, on behalf of the Acquiring Fund, and ING Equity Trust, on behalf of the Acquired Fund. Notwithstanding anything herein to the contrary, neither ING Equity Trust, on behalf of the Acquiring Fund, nor ING Equity Trust, on behalf of the Acquired Fund, may waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1. ING Equity Trust, on behalf of the Acquiring Fund, and ING Equity Trust, on behalf of the Acquired Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquiring Fund, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and the Acquiring Fund as of the close of business on the Closing Date. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. ING Equity Trust, on behalf of the Acquired Fund, and ING Equity Trust, on behalf of the Acquiring Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 31, 2004, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Equity Trust, on behalf of the Acquiring Fund, and ING Equity Trust, on behalf of the Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the ING Equity Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, and Class C, Class I and Class Q Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to ING Equity Trust, on behalf of the Acquiring Fund. or ING Equity Trust, on behalf of the Acquired Fund, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Huey P. Falgout, Jr., in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of ING Equity Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of ING Equity Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                            ING EQUITY TRUST on behalf of its
                                            ING MIDCAP OPPORTUNITIES FUND series
Attest:

____________________________________        By:_________________________________
Secretary
                                            Title:______________________________

                                            ING EQUITY TRUST on behalf of its
                                            ING GROWTH OPPORTUNITIES FUND series
Attest:

____________________________________        By:_________________________________
Secretary
                                            Title:______________________________

                                                                    APPENDIX B-2

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this 11th day of November, 2003, by and between ING Equity Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of its series, ING MidCap Opportunities Fund (the "Acquiring Fund"), and ING Mayflower Trust, a Massachusetts business trust with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of another of its series, ING Growth + Value Fund (the "Acquired Fund").

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class A, Class B, Class C and Class Q voting shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares"), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Fund and the Acquiring Fund are series of open-end, registered investment companies of the management type and the Acquired Fund owns securities which generally are assets of the character in which the Acquiring Fund is permitted to invest;

         WHEREAS, the Trustees of ING Equity Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquiring Fund and its shareholders and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction; and

         WHEREAS, the Trustees of ING Mayflower Equity Trust have determined that the exchange of all of the assets of the Acquired Fund for Acquiring Fund Shares and the assumption of all liabilities of the Acquired Fund by the Acquiring Fund is in the best interests of the Acquired Fund and its shareholders and that the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of this transaction.

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND TO THE ACQUIRING FUND IN EXCHANGE FOR THE ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED FUND

         1.1. Subject to the requisite approval of the Acquired Fund shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of the Acquired Fund's assets, as set forth in paragraph 1.2, to the Acquiring Fund, and the Acquiring Fund agrees in exchange therefor:
(i) to deliver to the Acquired Fund the number of full and fractional Class A, Class B, Class C and Class Q Acquiring Fund Shares determined by dividing the value of the Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Fund, as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Fund shall also assume all of the liabilities of the Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Fund will distribute to the Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, the Acquiring Fund Shares of the same class received by the Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to each class of the Acquired Fund's shares, by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C and Class Q Acquiring Fund Shares to be so credited to Class A, Class B, Class C and Class Q Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of the Acquired Fund shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund, although share certificates representing interests in Class A, Class B, Class C and Class Q shares of the Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. The Acquiring Fund shall not issue certificates representing the Class A, Class B, Class C and Class Q Acquiring Fund Shares in connection with such exchange.

         1.5. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

2.       VALUATION

         2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Fund, and valuation procedures established by the Acquiring Fund's Board of Trustees.

         2.2. The net asset value of a Class A, Class B, Class C and Class Q Acquiring Fund Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Fund's then-current prospectus and statement of additional and valuation procedures established by the Acquiring Fund's Board of Trustees.

         2.3. The number of the Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined with respect to each such class by dividing the value of the net assets with respect to the Class A, Class B, Class C and Class Q shares of the Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Fund Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by the Acquired Fund's designated record keeping agent and shall be subject to review by Acquiring Fund's record keeping agent and by each Fund's respective independent accountants.

3.       CLOSING AND CLOSING DATE


         3.1. The Closing Date shall be April 17, 2004, or such other date as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Fund or at such other time and/or place as the parties may agree.


         3.2. The Acquired Fund shall direct Bank of New York, as custodian for the Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Fund within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be presented for examination by the Acquired Fund Custodian to the custodian for the Acquiring Fund no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Closing Date for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Fund's Assets are deposited, the Acquired Fund's portfolio securities and instruments deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3. The Acquired Fund shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Fund, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C and Class Q shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquiring Fund, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4. In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Acquired Fund or the Bond of Trustees of the Acquiring Fund, accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. Except as has been disclosed to the Acquiring Fund in a written instrument executed by an officer of ING Mayflower Trust on behalf of the Acquired Fund, represents and warrants to ING Equity Trust, on behalf of the Acquiring Fund, as follows:

         (a) The Acquired Fund is duly organized as a series of ING Mayflower Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Mayflower Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) ING Mayflower Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquired Fund will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Fund;

         (f) The Acquired Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Mayflower Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Mayflower Trust, on behalf of the Acquired Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Mayflower Trust, on behalf of the Acquired Fund, is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts including options, futures, and forward contracts) will terminate without liability to the Acquired Fund prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by ING Equity Trust, on behalf of the Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. ING Mayflower Trust, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Fund at May 31, 2003 have been audited by KPMG LLP, independent auditors, and are in accordance with generally accepted accounting principles in the United States ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since May 31, 2003, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Fund due to declines in market values of securities in the Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund Shares by shareholders of the Acquired Fund shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Fund could, under certain circumstances, be held personally liable for obligations of the Acquiring Fund) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Fund, nor is there outstanding any security convertible into any of the Acquired Fund shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of ING Mayflower Trust, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in paragraph 5.6, insofar as it relates to the Acquired Fund, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund for use therein, and
(ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. Except as has been disclosed to the Acquired Fund in a written instrument executed by an officer of ING Equity Trust, ING Equity Trust, on behalf of the Acquiring Fund, represents and warrants to ING Mayflower Trust as follows:

         (a) The Acquiring Fund is duly organized as a series of ING Equity Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under ING Equity Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) ING Equity Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of the shares of the Acquired Fund under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Fund and each prospectus and statement of additional information of the Acquiring Fund used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquiring Fund will have good and marketable title to the Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing;

         (f) The Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of ING Equity Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which ING Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which ING Equity Trust, on behalf of the Acquiring Fund, is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by ING Mayflower Trust, on behalf of the Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against ING Equity Trust, on behalf of the Acquiring Fund, or any of the Acquiring Fund's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Fund's financial condition or the conduct of the Acquiring Fund's business. ING Equity Trust, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Fund at May 31, 2003 have been audited by KPMG LLP, independent auditors, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Fund) present fairly, in all material respects, the financial condition of the Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since May 31, 2003, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of the Acquiring Fund due to declines in market values of securities in the Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of the Acquiring Fund, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Fund has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

         (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by ING Equity Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of ING Equity Trust, on behalf of the Acquiring Fund, and this Agreement will constitute a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) The Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable;

         (o) The information to be furnished by ING Equity Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Acquiring Fund, the Registration Statement relating to the Acquiring Fund Shares issuable hereunder, and the proxy materials of the Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading, provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         5.1. The Acquiring Fund and the Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Acquired Fund will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Fund covenants that the Class A, Class B, Class C and Class Q Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund shares.

         5.5. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.6. The Acquired Fund will provide the Acquiring Fund with information reasonably necessary for the preparation of a prospectus (the "Prospectus") which will include the Proxy Statement referred to in paragraph 4.1(p), all to be included in a Registration Statement on Form N-14 of the Acquiring Fund (the "Registration Statement"), in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

         5.7. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C and Class Q Acquiring Fund Shares received at the Closing.

         5.8. The Acquiring Fund and the Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.9. ING Mayflower Trust, on behalf of the Acquired Fund, covenants that ING Mayflower Trust will, from time to time, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as ING Equity Trust, on behalf of the Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm
(a) the ING Mayflower Trust's, on behalf of the Acquired Fund's, title to and possession of the Acquiring Fund's Shares to be delivered hereunder, and (b) ING Equity Trust's, on behalf of the Acquiring Fund's, title to and possession of all the assets and otherwise to carry out the intent and purpose of this Agreement.

         5.10. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

         The obligations of ING Mayflower Trust, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at ING Equity Trust's election, to the performance by ING Equity Trust, on behalf of the Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of ING Equity Trust, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. ING Equity Trust, on behalf of the Acquiring Fund, shall have delivered to ING Mayflower Trust, on behalf of the Acquired Fund, a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to ING Mayflower Trust, on behalf of the Acquired Fund, and dated as of the Closing Date, to the effect that the representations and warranties of ING Equity Trust, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as ING Mayflower Trust, on behalf of the Acquired Fund, shall reasonably request;

         6.3. ING Equity Trust, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Equity Trust, on behalf of the Acquiring Fund, on or before the Closing Date; and

         6.4. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each Class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

         The obligations of ING Equity Trust, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at ING Equity Trust's election, on behalf of the Acquiring Fund, to the performance by ING Mayflower Trust, on behalf of the Acquired Fund, of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of ING Mayflower Trust, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The ING Mayflower Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, as of the Closing Date, certified by the Treasurer of ING Equity Trust;

         7.3. The ING Mayflower Trust, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to ING Equity Trust, on behalf of the Acquiring Fund, and dated as of the Closing Date, to the effect that the representations and warranties of ING Mayflower Trust, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as ING Equity Trust, on behalf of the Acquiring Fund, shall reasonably request;

         7.4. ING Mayflower Trust, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by ING Mayflower Trust, on behalf of the Acquired Fund, on or before the Closing Date;

         7.5. The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to ING Mayflower Trust, on behalf of the Acquired Fund, or ING Equity Trust, on behalf of the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with the provisions of ING Mayflower Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the ING Equity Trust, on behalf of the Acquiring Fund, nor the ING Mayflower Trust, on behalf of the Acquired Fund, may waive the conditions set forth in this paragraph 8.1;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by ING Equity Trust, on behalf of the Acquiring Fund, or ING Mayflower Trust, on behalf of the Acquired Fund, to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of Dechert addressed to ING Mayflower Trust, on behalf of the Acquired Fund, and ING Equity Trust, on behalf of the Acquiring Fund, substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of ING Equity Trust, on behalf of the Acquiring Fund, and ING Mayflower Trust, on behalf of the Acquired Fund. Notwithstanding anything herein to the contrary, neither ING Equity Trust, on behalf of the Acquiring Fund, nor ING Mayflower Trust, on behalf of the Acquired Fund, may waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1. ING Mayflower Trust, on behalf of the Acquired Fund, and ING Equity Trust, on behalf of the Acquiring Fund, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquiring Fund, and (2) half are borne by the Acquired and Acquiring Funds and will be paid by the Acquired Fund and Acquiring Fund pro rata based upon the relative net assets of the Acquired Fund and the Acquiring Fund as of the close of business on the Closing Date. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Fund's prospectus and the Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. ING Equity Trust, on behalf of the Acquiring Fund, and ING Mayflower Trust, on behalf of the Acquired Fund, agree that neither party has made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before July 31, 2004, unless such date is extended by mutual agreement of the parties, or
(iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any party or their respective Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of ING Equity Trust, on behalf of the Acquiring Fund, and ING Mayflower Trust, on behalf of the Acquired Fund; provided, however, that following the meeting of the shareholders of the Acquired Fund called by the ING Mayflower Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class A, Class B, and Class C and Class Q Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to ING Investment Funds, Inc. or ING Equity Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Kimberly A. Anderson, in each case with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey
S. Puretz.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Massachusetts without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of ING Mayflower Trust personally, but shall bind only the trust property of the Acquired Fund, as provided in the Declaration of Trust of ING Mayflower Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                       ING EQUITY TRUST on behalf of its
                                       ING MIDCAP OPPORTUNITIES FUND series
Attest:

______________________________         By:__________________________________
  Secretary
                                       Title:________________________________

                                       ING MAYFLOWER TRUST on behalf of its
                                       ING GROWTH + VALUE FUND series
Attest:

______________________________         By:__________________________________
  Secretary
                                       Title:________________________________

                                                                      APPENDIX C

         ADDITIONAL INFORMATION REGARDING ING MIDCAP OPPORTUNITIES FUND

                          ("MIDCAP OPPORTUNITIES FUND")

                                SHAREHOLDER GUIDE

ING PURCHASE OPTIONS(TM)

         This Proxy Statement/Prospectus relates to five separate Classes of shares of MidCap Opportunities Fund: Class A, Class B, Class C, Class I and Class Q, each of which represents an identical interest in MidCap Opportunities Fund's investment portfolio, but are offered with different sales charges and distribution (Rule 12b-1) and service fee arrangements. As described below and elsewhere in this Proxy Statement/Prospectus, the contingent deferred sales load structure and conversion characteristics of MidCap Opportunities Fund shares that will be issued to you in the Reorganization will be the same as those that apply to ING Growth + Value Fund ("Growth + Value Fund") or ING Growth Opportunities ("Growth Opportunities Fund") shares held by you immediately prior to the Reorganization, and the period that you held shares of these Funds will be included in the holding period of MidCap Opportunities Fund shares for purposes of calculating any contingent deferred sales charges and determining any conversion rights. Purchases of the shares of MidCap Opportunities Fund after the Reorganization will be subject to the sales load structure and conversion rights discussed below.

         The sales charges and fees for each Class of shares of MidCap Opportunities Fund are shown and contrasted in the chart below.

                                                   CLASS A      CLASS B      CLASS C       CLASS I      CLASS Q
                                                   -------      -------      -------       -------      -------
Maximum Initial Sales Charge on Purchases           5.75%(1)      None        None          None         None
Contingent Deferred Sales Charge
("CDSC")                                            None(2)     5.00%(3)      1.00%(4)      None         None
Annual Distribution (12b-1) and Service
Fees(5)                                             0.30%        1.00%        1.00%         None         0.25%
Maximum Purchase                                  Unlimited   $ 250,000     Unlimited     Unlimited    Unlimited
Automatic Conversion to Class A                      N/A       8 Years(6)      N/A           N/A         N/A

-------------------
(1)      Reduced for purchases of $50,000 and over.

(2) For investments of $1 million or more, a CDSC of no more than 1% may be assessed on redemptions of shares that were purchased without an initial sales charge. See "Class A Shares: Initial Sales Charge Alternative" in this APPENDIX C.

(3) Imposed upon redemption within 6 years from purchase. Fee has scheduled reductions after the first year. See "Class B Shares: Deferred Sales Charge Alternative" in this APPENDIX C.

(4)      Imposed upon redemption within 1 year from purchase.

(5)      Annual asset-based distribution charge.

(6) Class B shares of MidCap Opportunities Fund issued to shareholders of Growth + Value Fund or Growth Opportunities Fund in the Reorganization will convert to Class A shares in the eighth year from the original date of purchase of the Class B shares of Growth + Value Fund or Growth Opportunities Fund.

         The relative impact of the initial sales charges and ongoing annual expenses will depend on the length of time a share is held. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined.

         CLASS A SHARES: INITIAL SALES CHARGE ALTERNATIVE. Class A shares of MidCap Opportunities Fund are sold at the net asset value ("NAV") per share in effect plus a sales charge as described in the following table. For waivers or reductions of the Class A shares sales charges, see "Special Purchases Without a Sales Charge" and "Reduced Sales Charges" below.

                             CLASS A SHARES(1)(2)(3)

                                               AS A % OF THE                 AS A %
YOUR INVESTMENT                                OFFERING PRICE                OF NAV
---------------                                --------------                ------
Less than $50,000                                  5.75%                      6.10%
$50,000 - $99,999                                  4.50%                      4.71%
$100,000 - $249,999                                3.50%                      3.63%
$250,000 - $499,999                                2.50%                      2.56%
$500,000 - $1,000,000                              2.00%                      2.04%
$1,000,000 and over                                See below

-----------------------
(1) Shareholders that purchased funds that were part of the Lexington family of funds at the time of purchase are not subject to sales charges for the life of their account.

(2) Shareholders that purchased funds prior to February 2, 1998 that were a part of the Aetna family of funds at the time of purchase, are not subject to sales charges for the life of their account.

(3)   The term "offering price" includes the front-end sales charge.

         There is no initial sales charge on purchases of Class A shares of $1,000,000 or more. However, the shares will be subject to a CDSC if they are redeemed within one or two years of purchase, depending on the amount of the purchase, as follows:

                                                                          PERIOD DURING
YOUR INVESTMENT                                    CDSC               WHICH CDSC APPLIES
---------------                                    ----               ------------------
$1,000,000 - $2,499,999                            1.00%                   2 years
$2,500,000 - $4,999,999                            0.50%                   1 year
$5,000,000 and over                                0.25%                   1 year

         REDUCED SALES CHARGES. An investor may immediately qualify for a reduced sales charge on a purchase of Class A shares of MidCap Opportunities Fund or other open-end funds in the ING Funds which offer Class A shares, or shares with front-end sales charges ("Participating Funds") by completing the Letter of Intent section of an Application to purchase MidCap Opportunities Fund shares. Executing the Letter of Intent expresses an intention to invest during the next 13 months a specified amount, which, if made at one time, would qualify for a reduced sales charge. An amount equal to the Letter of Intent amount multiplied by the maximum sales charge imposed on purchases of the applicable fund and class will be restricted within your account to cover additional sales charges that may be due if your actual total investment fails to qualify for the reduced sales charges. See the Statement of Additional Information ("SAI") for MidCap Opportunities Fund for details on the Letter of Intent option or contact the Shareholder Services Representative, as described below, at 1-800-992-0180 for more information.

         A sales charge may also be reduced by taking into account the current value of your existing holdings in MidCap Opportunities Fund or any other open-end funds in the ING Fund complex (excluding ING Aeltus Money Market Fund) ("Rights of Accumulation"). The reduced sales charges apply to quantity purchases made at one time or on a cumulative basis over any period of time. See the SAI for MidCap Opportunities Fund for details or contact the Shareholder Servicing Representative, as defined below, at 1-800-992-0180 for more information.

         For the purposes of Rights of Accumulation and the Letter of Intent Privilege, shares held by investors in the ING Funds that impose a CDSC may be combined with Class A shares for a reduced sales charge but this will not affect any CDSC that may be imposed upon the redemption of shares of MidCap Opportunities Fund.

         SALES CHARGE WAIVERS. Class A shares may be purchased without a sales charge by certain individuals and institutions. For additional information, contact the Shareholder Services Representative at 1-800-992-0180, or see the SAI for MidCap Opportunities Fund.

         CLASS B SHARES: DEFERRED SALES CHARGE ALTERNATIVE. Class B shares are offered at their NAV per share without any initial sales charge. Class B shares that are redeemed within six years of purchase, however, will be subject to a CDSC as described in the table that follows. Class B shares of MidCap Opportunities Fund are subject to distribution and service fees at an annual rate of 1.00% of the average daily net assets of the Class, which is higher than the distribution and service fees of Class A shares. The higher distribution and service fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower NAV than Class A shares. Orders for Class B shares in excess of $250,000 will be accepted as orders for Class A shares or declined. The amount of the CDSC is based on the lesser of the NAV of the Class B shares at the time of purchase or redemption. There is no CDSC on Class B shares acquired through the reinvestment of dividends and capital gains distributions. The CDSCs are as follows:

YEAR OF REDEMPTION AFTER PURCHASE(1)                        CDSC
---------------------------------                           ----
First                                                        5%
Second                                                       4%
Third                                                        3%
Fourth                                                       3%
Fifth                                                        2%
Sixth                                                        1%
After Sixth Year                                            None

(1) Class B shares that were purchased through funds that were part of the Northstar family of funds at the time of purchase are subject to a different CDSC. Please see the SAI for further information.

         Class B shares will automatically convert into Class A shares eight years after purchase. Class B shares of MidCap Opportunities Fund issued in connection with the Reorganization will convert to Class A shares eight years after the purchase of the original shares of Growth + Value Fund or Growth Opportunities Fund. For additional information on the CDSC and the conversion of Class B, see MidCap Opportunities Fund's SAI.

         CLASS C SHARES. Class C shares are offered at their NAV per share without an initial sales charge. Class C shares may be subject to a CDSC of 1% if redeemed within one year of purchase. The amount of the CDSC is based on the lesser of the NAV of the Class C shares at the time of purchase or redemption. There is no CDSC on Class C shares acquired through the reinvestment of dividends and capital gains distributions.

         CLASS I SHARES. Class I shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $1,000,000, and the minimum subsequent investment is $100,000. The Distributor may waive these minimums from time to time.

         CLASS Q SHARES. Class Q shares are offered at NAV without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time.

        WAIVERS OF CDSC. The CDSC will be waived in the following cases. In determining whether a CDSC is applicable, it will be assumed that shares held in the shareholder's account that are not subject to such charge are redeemed first.

         (i) The CDSC will be waived in the case of redemption following the death or permanent disability of a shareholder if made within one year of death or the initial determination of permanent disability. The waiver is available only for those shares held at the time of death or initial determination of permanent disability.

         (ii) The CDSC also may be waived for Class B and Class C shares redeemed pursuant to a Systematic Withdrawal Plan, up to a maximum of 12% per year of a shareholder's account value based on the value of the account at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested and the total redemptions do not exceed 12% annually.

         (iii) The CDSC also will be waived in the case of mandatory distributions from a tax-deferred retirement plan or an IRA.

         (iv) The CDSC will be waived for reinvestment of dividends and capital gains distributions.

         However, if you purchased shares that were part of the Nicholas-Applegate Mutual Funds, you may be eligible for a CDSC waiver prior to the mandatory distribution age.

         If you think you may be eligible for a CDSC waiver, contact a Shareholder Servicing Representative at 1-800-992-0180.

         REINSTATEMENT PRIVILEGE. Class B or Class C shareholders who have redeemed their shares in any open-end ING Fund may reinvest some or all of the proceeds in the same share class within 90 days without a sales charge. Reinstated Class B and Class C shares will retain their original cost and purchase date for purposes of the CDSC. This privilege can be used only once per calendar year. See the SAI for MidCap Opportunities Fund for details or contact the Shareholder Servicing Representative at 1-800-992-0180 for more information.

         RULE 12B-1 PLAN. MidCap Opportunities Fund has a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended ("1940 Act") applicable to Class A, Class B, Class C and Class Q shares of MidCap Opportunities Fund ("Rule 12b-1 Plan"). Under the Rule 12b-1 Plan, ING Funds Distributor, LLC (the "Distributor") may receive from MidCap Opportunities Fund an annual fee in connection with the offering, sale and shareholder servicing of MidCap Opportunities Fund's Class A, Class B , Class C and Class Q shares.

         DISTRIBUTION AND SHAREHOLDER SERVICE FEES. As compensation for services rendered and expenses borne by the Distributor in connection with the distribution of shares of MidCap Opportunities Fund and in connection with services rendered to shareholders of MidCap Opportunities Fund, MidCap Opportunities Fund pays the Distributor servicing fees and distribution fees up to the annual rates set forth below (calculated as a percentage of MidCap Opportunities Fund's average daily net assets attributable to that Class):

                            SERVICING FEE            DISTRIBUTION FEE
                            -------------            ----------------
Class A                         0.00%                      0.30%
Class B                         0.25%                      0.75%
Class C                         0.25%                      0.75%
Class I                         0.00%                      0.00%
Class Q                         0.25%                      0.00%

         Fees paid under the Rule 12b-1 Plan may be used to cover the expenses of the Distributor from the sale of Class A, Class B or Class C shares of MidCap Opportunities Fund, including payments to Authorized Dealers, and for shareholder servicing. Because these fees are paid out of MidCap Opportunities Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         OTHER EXPENSES. In addition to the management fee and other fees described previously, MidCap Opportunities Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, proxy solicitation costs and the compensation of Trustees who are not affiliated with ING Investments, LLC ("ING Investments"). Most MidCap Opportunities Fund expenses are allocated proportionately among all of the outstanding shares of MidCap Opportunities Fund. However, the Rule 12b-1 Plan fees for each Class of shares are charged proportionately only to the outstanding shares of that Class.

PURCHASING SHARES

         The minimum initial investment in MidCap Opportunities Fund is $1,000 ($1,000,000 for Class I shares, $250,000 for Class Q shares or $250 for IRAs), and the minimum for additional investment in MidCap Opportunities Fund is $100 ($10,000 for Class Q shares). The minimum initial investment for a pre-authorized retirement plan is $1,000, plus monthly installments of at least $100. MidCap Opportunities Fund reserves the right to liquidate sufficient shares to recover annual Transfer Agent fees should the investor fail to maintain his/her account value at a minimum of $1,000 ($10,000 for Class I shares, $250,000 for Class Q shares or $250 for IRAs).

         MidCap Opportunities Fund and the Distributor reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank) will not be accepted. The ING Funds reserve the right to waive minimum investment amounts.

         CUSTOMER IDENTIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

         What this means for you: The Fund and the Distributor must obtain the following information for each person that opens an account:

                  -        Name;

                  -        Date of Birth

                  - Physical residential address (although post office boxes are still permitted for mailing); and

                  - Social security number, taxpayer identification number, or other identifying number.

         You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other non-natural persons.

         EFFECTIVE OCTOBER 1, 2003, FEDERAL LAW PROHIBITS THE FUNDS, THE DISTRIBUTOR AND OTHER FINANCIAL INSTITUTIONS FORM OPENING ACCOUNTS UNLESS THEY RECEIVE THE MINIMUM IDENTIFYING INFORMATION LISTED ABOVE. THEY ALSO MAY BE REQUIRED TO CLOSE YOUR ACCOUNT IF THEY ARE UNABLE TO VERIFY YOUR IDENTITY WITHIN A REASONABLE TIME.

         MARKET TIMERS. MidCap Opportunities Fund may restrict or refuse purchase orders, whether directly or by exchange, by market timers. "Market timing" is defined as effective frequent trades into or out of a Fund in an effort to anticipate or time market movements. Due to the frequent and disruptive nature of this activity, it can adversely impact the ability of the Adviser or Sub-Adviser to invest assets in an orderly, long-term manner, which in turn may adversely impact the performance of MidCap Opportunities Fund.

         PRICE OF SHARES. When you buy shares, you pay the NAV plus any applicable sales charge. When you sell shares, you receive the NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

         DETERMINATION OF NET ASSET VALUE. The NAV per share for each class of MidCap Opportunities Fund is determined each business day as of the close of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share for each class of MidCap Opportunities Fund is calculated by taking the value of MidCap Opportunities Fund's assets attributable to that class, subtracting MidCap Opportunities Fund's liabilities attributable to that Class, and dividing by the number of shares of that class that are outstanding. Because foreign securities may trade on days when MidCap Opportunities Fund does not price shares, the NAV of MidCap Opportunities Fund may change on days when shareholders will not be able to purchase and redeem MidCap Opportunities Fund shares.

         In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

         PRE-AUTHORIZED INVESTMENT PLAN. You may establish a pre-authorized investment plan to purchase shares with automatic bank account debiting. For further information on pre-authorized investment plans, contact the Shareholder Services Representative at 1-800-992-0180.

         RETIREMENT PLANS. MidCap Opportunities Fund has available prototype qualified retirement plans for both corporations and for self-employed individuals. Also available are prototype IRA, Roth IRA and Simple IRA plans (for both individuals and employers), Simplified Employee Pension Plans, Pension and Profit Sharing Plans and Tax Sheltered Retirement Plans for employees of public educational institutions and certain non-profit, tax-exempt organizations. State Street Bank and Trust Company ("SSB") acts as the custodian under these plans. For further information, contact the Shareholder Services Representative at 1-800-992-0180. SSB currently receives a $12 custodian fee annually for the maintenance of such accounts.

         EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper form when all of the required steps set forth in MidCap Opportunities Fund's Prospectus under the section "How to Purchase Shares" have been completed. If you purchase by wire, however, the order will be deemed to be in proper form after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely fashion. If an order or payment by wire is received after the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), the shares will not be credited until the next business day. For your transaction to be counted on the day you place your order with your broker-dealer or other financial institution, they must receive your order before 4:00 p.m. Eastern Time and promptly transmit the order to the Transfer Agent or Distributor.

         You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. Certificates representing shares of MidCap Opportunities Fund will not be issued unless you request them in writing.

         TELEPHONE ORDERS. MidCap Opportunities Fund and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. MidCap Opportunities Fund and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following any such telephone transactions. If MidCap Opportunities Fund and its Transfer Agent do not employ these procedures, they may be liable for any losses due to unauthorized or fraudulent telephone instructions.

EXCHANGE PRIVILEGES AND RESTRICTIONS

         An exchange privilege is available. Exchange requests may be made in writing to the Transfer Agent or by calling the Shareholder Services Representative at 1-800-992-0180. There is no specific limit on exchange frequency; however, MidCap Opportunities Fund is intended for long term investment and not as a trading vehicle. ING Investments or the Distributor may prohibit excessive exchanges (more than four per year). ING Investments reserves the right, upon 60 days' prior notice, to cancel the exchange policy or restrict the frequency of, otherwise modify, or impose charges of up to $5.00 upon exchanges. The total value of shares being exchanged must at least equal the minimum investment requirement of MidCap Opportunities Fund into which they are being exchanged.

         Shares of one class of MidCap Opportunities Fund generally may be exchanged for shares of that same Class of any other open-end ING Fund without payment of any additional sales charge. In most instances, if you exchange and subsequently redeem your shares, any applicable CDSC will be based on the full period of the share ownership. If you exchange shares of an ING Fund that at the time you acquired the shares was a Nicholas-Applegate Mutual Fund, the shares you receive on the exchange will be subject to the current CDSC structure and conversion rights of the ING Fund being acquired, although the shares will continue to age for CDSC and conversion purposes from the date the original shares were acquired. Shareholders exercising the exchange privilege with any other open-end ING Fund should carefully review the Prospectus of that Fund. Exchanges of shares are sales and may result in a gain or loss for federal and state income tax purposes. You will automatically be assigned the telephone exchange privilege unless you mark the box on the Account Application that signifies you do not wish to have this privilege. The exchange privilege is only available in states where shares of MidCap Opportunities Fund being acquired may be legally sold.

         If you exchange into ING Senior Income Fund, your ability to sell or liquidate your investment will be limited. ING Senior Income Fund is a closed-end interval fund and does not redeem its shares on a daily basis, and it is not expected that a secondary market for the fund's shares will develop, so you will not be able to sell them through a broker or other investment professional. To provide a measure of liquidity, ING Senior Income Fund will normally make monthly repurchase offers for 5% of its outstanding common shares. If more than 5% of the fund's common shares are tendered, you may not be able to completely liquidate your holdings in any one month. You also would not have liquidity between these monthly repurchase dates. Investors exercising the exchange privilege with ING Senior Income Fund should carefully review the prospectus of that fund. Investors may obtain a copy of the ING Senior income Fund prospectus or any other ING prospectus by calling 1-800-992-0180.

         You will automatically have the ability to request an exchange by calling the Shareholder Service Agent at 1-800-992-0180 unless you mark the box on the Account Application that indicates that you do not wish to have the telephone exchange privilege. A Fund may change or cancel its exchange policies at any time, upon 60 days' written notice to shareholders.

         CDSC ON EXCHANGE INTO ING SENIOR INCOME FUND. You are not required to pay an applicable CDSC upon any exchange from MidCap Opportunities Fund (or any other ING Fund) into the ING Senior Income Fund. However, if you exchange into ING Senior Income Fund and subsequently offer your shares for repurchase by that fund, the CDSC will apply from the fund from which you exchanged. The time period for application of the CDSC will be calculated based on the first date you acquired your shares in MidCap Opportunities Fund (or other ING Fund).

         SYSTEMATIC EXCHANGE PRIVILEGE. With an initial account balance of at least $5,000, subject to the information and limitations outlined above, you may elect to have a specified dollar amount of shares systematically exchanged, monthly, quarterly, semi-annually or annually (on or about the 10th of the applicable month), from your account to an identically registered account in the same class of any other open-end ING Fund, except ING Lexington Money Market Trust and ING Corporate Leaders Trust Fund. This exchange privilege may be modified at any time or terminated upon 60 days' written notice to shareholders.

         SMALL ACCOUNTS. Due to the relatively high cost of handling small investments, MidCap Opportunities Fund reserves the right upon 30 days' written notice to redeem, at NAV, the shares of any shareholder whose account (except for IRAs) has a value of less than $1,000 other than as a result of a decline in the NAV per share.

HOW TO REDEEM SHARES

         Shares of MidCap Opportunities Fund will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day the New York Stock Exchange is open for business.

         SYSTEMATIC WITHDRAWAL PLAN. You may elect to have monthly, quarterly, semi-annual or annual payments in any fixed amount of $100 or more made to yourself, or to anyone else you properly designate, as long as the account has a current value of at least $10,000. For additional information, contact the Shareholder Services Representative at 1-800-992-0180, or see MidCap Opportunities Fund's SAI.

         PAYMENTS. Normally, payment to shareholders for shares redeemed will be made within three days after receipt by the Transfer Agent of a written request in good order. MidCap Opportunities Fund has the right to take up to seven days to pay your redemption proceeds, and may postpone payment longer in the event of an economic emergency as determined by the SEC. When you place a request to redeem shares for which the purchase money has not yet been collected, the request will be executed at the next determined net asset value, but MidCap Opportunities Fund will not release the proceeds until your purchase payment clears. This may take up to 15 days or more. To reduce such delay, purchases should be made by bank wire or federal funds.

MidCap Opportunities Fund normally intends to pay in cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, the Fund may make payment wholly or partly in securities at their then current market value equal to the redemption price. In such case, MidCap Opportunities Fund could elect to make payment in securities for redemptions in excess of $250,000 or 1% of its net assets during any 90-day period for any one shareholder. An investor may incur brokerage costs in converting such securities to cash.

ACCOUNT ACCESS

         Unless your Fund shares are held through a third-party fiduciary or in an omnibus registration at your bank or brokerage firm, you may be able to access your account information over the internet at www.ingfunds.com or via a touch tone telephone by calling 1-800-992-0180 and selecting Option 1. Should you wish to speak with a Shareholder Services Representative, you may call the toll-free number listed above and selection Option 2.

PRIVACY POLICY

         MidCap Opportunities Fund has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

HOUSEHOLDING

         To reduce expenses, we may mail only one copy of the Fund's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents. please call us at (800) 992-0180 or your financial consultant. We will begin sending you individual copies thirty days after receiving your request.

MANAGEMENT OF MIDCAP OPPORTUNITIES FUND

         INVESTMENT ADVISER. ING Investments, an Arizona limited liability company, serves as the investment adviser to MidCap Opportunities Fund. ING Investments provides or oversees all investment advisory and portfolio management services for MidCap Opportunities Fund.

         ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the MidCap Opportunities Fund's portfolio. The Sub-Adviser has, at least in part, been selected on the basis of its successful application of a consistent, well-defined and long-term investment approach over a period of several market cycles. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of MidCap Opportunities Fund. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the MidCap Opportunities Fund.

         SUB-ADVISER. Aeltus Investment Management, Inc. ("ING Aeltus"), a Connecticut corporation serves as the Sub-Adviser to MidCap Opportunities Fund.

         Founded in 1972, ING Aeltus is registered as an investment adviser with the SEC. ING Aeltus has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972. ING Aeltus is an indirect wholly-owned subsidiary of ING Groep N.V. and is an affiliate of ING Investments.

         As of December 31, 2003, ING Aeltus managed over $57.3 billion in assets. Its principal office is located at 10 State House Square, Hartford, Connecticut 06103-3602.


         MidCap Opportunities Fund has been managed by a team of investment professionals led by Matthews S. Price and David C. Campbell since April 2003. Matthew S. Price, Portfolio Manager, joined ING as a managing director and portfolio manager in 1992. David C. Campbell, Portfolio Manager, joined ING as a managing director and portfolio manager in 1990.

         SHAREHOLDER SERVICES REPRESENTATIVE. ING Funds Services, LLC serves as Shareholder Services Representative for MidCap Opportunities Fund. The Shareholder Services Representative is responsible for responding to written and telephonic inquiries from shareholders. MidCap Opportunities Fund pays the Shareholder Services Representative a monthly fee on a per-contact basis, based upon incoming and outgoing telephonic and written correspondence.

         PORTFOLIO TRANSACTIONS. ING Aeltus will place orders to execute securities transactions that are designed to implement MidCap Opportunities Fund's investment objectives and policies. ING Aeltus will use its reasonable efforts to place all purchase and sale transactions with brokers, dealers and banks ("brokers") that provide "best execution" of these orders. In placing purchase and sale transactions, ING Aeltus may consider brokerage and research services provided by a broker to ING Aeltus or its affiliates, and MidCap Opportunities Fund may pay a commission for effecting a securities transaction that is in excess of the amount another broker would have charged if ING Aeltus determines in good faith that the amount of commission is reasonable in relation to the value of the brokerage and research services provided by the broker. In addition, ING Aeltus may place securities transactions with brokers that provide certain services to MidCap Opportunities Fund. ING Aeltus also may consider a broker's sale of Fund shares if ING Aeltus is satisfied that MidCap Opportunities Fund would receive best execution of the transaction from that broker.

DIVIDENDS, DISTRIBUTIONS & TAXES

         DIVIDENDS AND DISTRIBUTIONS. MidCap Opportunities Fund generally distributes most or all of its net earnings in the form of dividends. MidCap Opportunities Fund pays dividends, if any, on an annual basis. Capital gains, if any, are distributed annually. Dividends and distributions will be determined on a class basis.

         Any dividends and distributions paid by MidCap Opportunities Fund will be automatically reinvested in additional shares of the respective class of MidCap Opportunities Fund, unless you elect to receive distributions in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of the payment. You may, upon written request or by completing the appropriate section of the Account Application in the Prospectus, elect to have all dividends and other distributions paid on Class A, Class B, Class C, Class I and Class Q shares of MidCap Opportunities Fund invested into an ING Fund that offers Class A, Class B, Class C, Class I and Class Q shares.

         FEDERAL TAXES. [SUBJECT TO TAX REVIEW.] The following information is meant as a general summary for U.S. shareholders. Please see MidCap Opportunities Fund's SAI for additional information. You should rely on your own tax adviser for advice about the particular federal, state and local tax consequences to you of investing in MidCap Opportunities Fund.

         MidCap Opportunities Fund will distribute all or substantially all of its net investment income and net capital gains to its shareholders each year. Although MidCap Opportunities Fund will not be taxed on amounts it distributes, most shareholders will be taxed on amounts they receive. A particular distribution generally will be taxable as either ordinary income or long-term capital gain. It does not matter how long you have held your Fund shares or whether you elect to receive your distributions in cash or reinvest them in additional Fund shares. For example, if MidCap Opportunities Fund designates a particular distribution as a long-term capital gains distribution, it will be taxable to you at your long-term capital gains rate.

         Recently enacted tax legislation generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains from sales on or after May 6, 2003 and from certain qualifying dividends. These rate reductions do not apply to corporate taxpayers. The following are guidelines for how certain distributions by the funds are generally taxed to individual taxpayers:

                  Distributions of earnings from qualifying dividends and qualifying long-term capital gains will be taxed at a maximum rate of 15%.

                  Note that distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

                  A shareholder will also have to satisfy a 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

                  Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

         Distributions of long-term gains from sales by the Funds before May 6, 2003 will be taxed at the maximum rate of 20%.

         Dividends declared by MidCap Opportunities Fund in October, November or December and paid during the following January may be treated as having been received by shareholders in the year the distributions were declared.

         You will receive an annual statement summarizing your dividend and capital gains distributions.

         If you invest through a tax-deferred account, such as a retirement plan, you generally will not have to pay tax on dividends until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser about investment through a tax-deferred account.

         There may be tax consequences to you if you sell or redeem Fund shares. You will generally have a capital gain or loss, which will be long-term or short-term, generally depending on how long you hold those shares. If you exchange shares, you may be treated as if you sold them. You are responsible for any tax liabilities generated by your transactions.

         As with all mutual funds, MidCap Opportunities Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide MidCap Opportunities Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the IRS ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

FINANCIAL HIGHLIGHTS

The information for the period ended November 30, 2003 is unaudited. For the periods ending on or before May 31, 2003, the information in the table below has been derived from ING MidCap Opportunities Fund's financial statements. For the years ended May 31, 2003, May 31, 2002, the five-month period ended May 31, 2001 and the year ended December 31, 2000, have been audited by KPMG LLP, independent auditors. For all periods ended prior to December 31, 2000, the financial information was audited by other independent auditors.

                                                                                   CLASS A
                                                -----------------------------------------------------------------------------------
                                                (UNAUDITED)                         FIVE
                                                 SIX MONTHS     YEAR      YEAR     MONTHS                              AUGUST 20,
                                                   ENDED        ENDED     ENDED     ENDED                              1998(1) TO
                                                NOVEMBER 30,   MAY 31,   MAY 31,   MAY 31,    YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                    2003        2003      2002     2001(2)      2000         1999         1998
                                                    ----        ----      ----     -------      ----         ----         ----
PER SHARE OPERATING PERFORMANCE:

   Net asset value, beginning of period           $ 10.12       11.11     14.58     19.12       21.29        12.96        10.00
   Income (loss) from investment operations:
   Net investment loss                            $ (0.06)      (0.12)    (0.17)*   (0.11)      (0.15)       (0.09)       (0.03)
   Net realized and unrealized gain (loss)
     on investments                               $  1.83       (0.87)    (3.30)    (4.43)       0.16        12.01         2.99
   Total from investment operations               $  1.77       (0.99)    (3.47)    (4.54)       0.01        11.92         2.96
   Less distributions from:
   Net realized gains on investments              $     -           -         -         -        2.18         3.59            -
   Total distributions                            $     -           -         -         -        2.18         3.59            -
   Net asset value, end of period                 $ 11.89       10.12     11.11     14.58       19.12        21.29        12.96
TOTAL RETURN(3):                                  % 17.49       (8.91)   (23.80)   (23.74)      (0.35)      103.24        29.60
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $49,810      44,010    68,106    24,265      25,742        6,291          610
   Ratios to average net assets:
   Net expenses after expense
     reimbursement(4)(5)                          %  1.50        1.50      1.77      2.06        1.66         1.74         1.80
   Gross expenses prior to expense
   reimbursement(4)                               %  1.78        1.83      1.99      2.06        1.66         1.74         2.42
   Net investment loss(4)(5)                      % (1.17)      (1.15)    (1.45)    (1.52)      (0.96)       (1.34)       (1.10)
   Portfolio turnover rate                        %    37         345       399       182         188          201           61

-----------------

(1)      Commencement of operations of Class

(2)      The Fund changed its fiscal year end to May 31.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)      Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                                   CLASS B
                                                ----------------------------------------------------------------------------------
                                                (UNAUDITED)                        FIVE
                                                 SIX MONTHS    YEAR      YEAR     MONTHS                              AUGUST 20,
                                                   ENDED       ENDED     ENDED     ENDED                              1998(1) TO
                                                NOVEMBER 30,  MAY 31,   MAY 31,   MAY 31,    YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                    2003       2003      2002     2001(2)      2000         1999         1998
                                                    ----       ----      ----     -------      ----         ----         ----
PER SHARE OPERATING PERFORMANCE:

   Net asset value, beginning of period           $  9.80      10.83     14.30     18.79       21.12        12.97        10.00
   Income (loss) from investment operations:
   Net investment loss                            $ (0.10)     (0.20)    (0.25)*   (0.14)      (0.24)       (0.07)       (0.03)
   Net realized and unrealized gain (loss)
     on investments                               $  1.77      (0.83)    (3.22)    (4.35)       0.09        11.81         3.00
   Total from investment operations               $  1.67      (1.03)    (3.47)    (4.49)      (0.15)       11.74         2.97
   Less distributions from:
   Net realized gains on investments              $     -          -         -         -        2.18         3.59            -
   Total distributions                            $     -          -         -         -        2.18         3.59            -
   Net asset value, end of period                 $ 11.47       9.80     10.83     14.30       18.79        21.12        12.97
TOTAL RETURN(3):                                  % 17.04      (9.51)   (24.27)   (23.90)      (1.13)      101.73        29.70
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $47,225     43,183    69,621    28,448      35,551        8,252          140
   Ratios to average net assets:
   Net expenses after expense
     reimbursement(4)(5)                          %  2.20       2.20      2.47      2.76        2.36         2.40         2.50
   Gross expenses prior to expense
   reimbursement(4)                               %  2.48       2.53      2.69      2.76        2.36         2.40         3.27
   Net investment loss(4)(5)                      % (1.87)     (1.85)    (2.15)    (2.22)      (1.66)       (2.00)       (2.05)
   Portfolio turnover rate                        %    37        345       399       182         188          201           61

------------------

(1)      Commencement of operations of Class

(2)      The Fund changed its fiscal year end to May 31.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)      Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                                   CLASS C
                                                ----------------------------------------------------------------------------------
                                                (UNAUDITED)                         FIVE
                                                 SIX MONTHS     YEAR     YEAR      MONTHS                              AUGUST 20,
                                                   ENDED        ENDED    ENDED      ENDED                              1998(1) TO
                                                NOVEMBER 30,   MAY 31,  MAY 31,    MAY 31,    YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                    2003        2003     2002      2001(2)      2000         1999         1998
                                                    ----        ----     ----      -------      ----         ----         ----
PER SHARE OPERATING PERFORMANCE:

   Net asset value, beginning of period           $  9.75       10.77     14.24     18.72       21.03        12.96        10.00
   Income (loss) from investment operations:
   Net investment loss                            $ (0.10)      (0.19)    (0.25)*   (0.14)      (0.24)       (0.07)       (0.04)
   Net realized and unrealized gain (loss)
     on investments                               $  1.76       (0.83)    (3.22)    (4.34)       0.11        11.73         3.00
   Total from investment operations               $  1.66       (1.02)    (3.47)    (4.48)      (0.13)       11.66         2.96
   Less distributions from:
   Net realized gains on investments              $     -           -         -         -        2.18         3.59            -
   Total distributions                            $     -           -         -         -        2.18         3.59            -
   Net asset value, end of period                 $ 11.41        9.75     10.77     14.24       18.72        21.03        12.96
TOTAL RETURN(3):                                  % 17.03       (9.47)   (24.37)   (23.93)      (1.03)      101.16        29.60
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $73,547      67,730   100,888    18,901      25,939        4,560           87
   Ratios to average net assets:
   Net expenses after expense
     reimbursement(4)(5)                          %  2.20        2.20      2.47      2.76        2.36         2.36         2.50
   Gross expenses prior to expense
   reimbursement(4)                               %  2.48        2.53      2.69      2.76        2.36         2.36         3.22
   Net investment loss(4)(5)                      % (1.87)      (1.85)    (2.15)    (2.22)      (1.66)       (1.98)       (2.04)
   Portfolio turnover rate                        %    37         345       399       182         188          201           61

---------------

(1)      Commencement of operations of Class

(2)      The Fund changed its fiscal year end to May 31.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)      Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                                   CLASS I
                                                ----------------------------------------------------------------------------------
                                                (UNAUDITED)                         FIVE
                                                 SIX MONTHS     YEAR      YEAR     MONTHS                              AUGUST 20,
                                                   ENDED        ENDED     ENDED     ENDED                              1998(1) TO
                                                NOVEMBER 30,   MAY 31,   MAY 31,   MAY 31,    YEAR ENDED DECEMBER 31,  DECEMBER 31,
                                                    2003        2003      2002     2001(2)      2000         1999         1998
                                                    ----        ----      ----     -------      ----         ----         ----
PER SHARE OPERATING PERFORMANCE:

   Net asset value, beginning of period           $ 10.33       11.29     14.73     19.26       21.34        12.99        10.00
   Income (loss) from investment operations:
   Net investment income (loss)                   $ (0.05)      (0.11)    (0.11)*   (0.06)      (0.13)       (0.15)       (0.02)
   Net realized and unrealized gain (loss)
     on investments                               $  1.85       (0.85)    (3.33)    (4.47)       0.23        12.09         3.01
   Total from investment operations               $  1.80       (0.96)    (3.44)    (4.53)       0.10        11.94         2.99
   Less distributions from:
   Net investment income                          $     -           -         -         -           -            -            -
   Net realized gains on investments              $     -           -         -         -        2.18         3.59            -
   Total distributions                            $     -           -         -         -        2.18         3.59            -
   Net asset value, end of period                 $ 12.13       10.33     11.29     14.73       19.26        21.34        12.99
TOTAL RETURN(3):                                  % 17.42       (8.50)   (23.35)   (23.52)       0.08       103.19        29.90
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $ 1,600      10,844    39,874    52,007      68,006       67,954       33,441
   Ratios to average net assets:
   Net expenses after expense reimbursement(4)    %  1.09        1.09      1.26      1.52        1.36         1.41         1.50
   Gross expenses prior to expense
   reimbursement(4)                               %  1.37        1.41      1.50      1.52        1.36         1.41         2.01
   Net investment income (loss)(4)(5)             % (0.80)      (0.71)    (0.95)    (0.97)      (0.66)       (1.04)       (0.70)
   Portfolio turnover rate                        %    37         345       399       182         188          201           61

----------------

(1)      Commencement of operations of Class

(2)      The Fund changed its fiscal year end to May 31.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)      Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                            CLASS Q
                                                -----------------------------------------------------------------
                                                (UNAUDITED)
                                                SIX MONTHS        YEAR        YEAR     FIVE MONTHS    APRIL 14,
                                                   ENDED         ENDED       ENDED        ENDED       2000(1) TO
                                                NOVEMBER 30,     MAY 31,     MAY 31,     MAY 31,     DECEMBER 31,
                                                   2003           2003        2002       2001(2)        2000
                                                   ----           ----        ----       -------        ----
PER SHARE OPERATING PERFORMANCE:

   Net asset value, beginning of period           $ 10.19         11.16       14.63       19.16         22.57
   Income (loss) from investment operations:
   Net investment income (loss)                   $ (0.06)        (0.09)      (0.17)*     (0.08)        (0.06)
   Net realized and unrealized gain (loss)
     on investments                               $  1.85         (0.88)      (3.30)      (4.45)        (1.17)
   Total from investment operations               $  1.79         (0.97)      (3.47)      (4.53)        (1.23)
   Less distributions from:
   Net investment income                          $     -             -           -           -             -
   Net realized gains on investments              $     -             -           -           -          2.18
   Total distributions                            $     -             -           -           -          2.18
   Net asset value, end of period                 $ 11.98         10.19       11.16       14.63         19.16
TOTAL RETURN(3):                                  % 17.57         (8.69)     (23.72)     (23.64)        (5.86)
RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)              $ 4,885         4,886       6,563       3,071         3,264
   Ratios to average net assets:
   Net expenses after expense reimbursement(4)    %  1.31          1.33        1.63        1.82          1.61
   Gross expenses prior to expense
   reimbursement(4)                               %  1.59          1.66        1.69        1.82          1.61
   Net investment income (loss)(4)(5)             % (0.98)        (0.98)      (1.35)      (1.28)        (0.91)
   Portfolio turnover rate                        %    37           345         399         182           188

----------------

(1)      Commencement of operations of Class

(2)      The Fund changed its fiscal year end to May 31.

(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.

(4)      Annualized for periods less than one year.

(5) The Investment Adviser has agreed to limit expenses, (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

* Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                                      APPENDIX D

                                    ING FUNDS

The following is a list of the ING Funds and the Classes of shares of each Fund that are expected to be offered at or shortly after the Reorganization:

              FUND                                          CLASSES OFFERED
              ----                                          ---------------
U.S. EQUITY
Balanced Fund                                              A, B, C and I
Convertible Fund                                           A, B, C and Q
Corporate Leaders Trust Fund                               A
Disciplined LargeCap Fund                                  A, B, C and I
Equity and Bond Fund                                       A, B, C and Q
Financial Services Fund                                    A and B
Growth Fund                                                A, B, C and I
Growth and Income Fund                                     A, B, C and I
Index Plus LargeCap Fund                                   A, B, C and I
Index Plus MidCap Fund                                     A, B, C and I
Index Plus SmallCap Fund                                   A, B, C and I
LargeCap Growth Fund                                       A, B, C, I and Q
LargeCap Value Fund                                        A, B, C and I
MagnaCap Fund                                              A, B, C, I, M and Q
MidCap Opportunities Fund                                  A, B, C, I and Q
MidCap Value Fund                                          A, B, C, I and Q
Real Estate Fund                                           A, B, C, I and Q
SmallCap Opportunities Fund                                A, B, C, I and Q
SmallCap Value Fund                                        A, B, C, I and Q
Small Company Fund                                         A, B, C and I
Tax-Efficient Equity Fund                                  A, B and C
Technology Fund                                            A, B, C and I
Value Opportunity Fund                                     A, B, C and I

GLOBAL/INTERNATIONAL EQUITY
Emerging Countries Fund                                    A, B, C, M and Q
Foreign Fund                                               A, B, C, I and Q
Global Equity Dividend Fund                                A, B, C, I and Q
Global Real Estate Fund                                    A, B and C
International Fund                                         A, B, C, I and Q
International Growth Fund                                  A, B, C and I
International SmallCap Growth Fund                         A, B, C and Q
International Value Fund                                   A, B, C, I and Q
Precious Metals Fund                                       A
Russia Fund                                                A
Worldwide Growth Fund                                      A, B, C and Q

FIXED INCOME
Aeltus Money Market Fund                                   A, B, C and I
Bond Fund                                                  A, B, C and I
Classic Money Market Fund                                  A, B and C
GNMA Income Fund                                           A, B, C, I, M and Q

Government Fund                                            A, B, C and I
High Yield Opportunity Fund                                A, B, C, M and Q
High Yield Bond Fund                                       A, B and C
Intermediate Bond Fund                                     A, B, C and I
Lexington Money Market Trust                               A
Money Market Fund                                          A, B and C
National Tax-Exempt Bond Fund                              A, B and C
Strategic Bond Fund                                        A, B, C and Q

STRATEGIC ALLOCATION FUNDS
Strategic Allocation Growth Fund                           A, B, C and I
Strategic Allocation Balanced Fund                         A, B, C and I
Strategic Allocation Income Fund                           A, B, C and I

LOAN PARTICIPATION FUND
Senior Income Fund                                         A, B, C and Q

                                                                      APPENDIX E


           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

         The following tables provide information about the persons or entities who, to the knowledge of each Fund, owned beneficially or of record 5% or more of any class of that Fund's outstanding shares as of January 26, 2004:


ING GROWTH + VALUE FUND


                                                                                                    PERCENTAGE OF
                                      PERCENT OF CLASS OF SHARES                                  COMBINED FUND AFTER
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP         PERCENTAGE OF FUND          THE REORGANIZATION*
---------------------------------------------------------------------------------------------------------------------
MLPF&S For the Sole Benefit of              13.84%, Class A                  22.02%                      25.27%
Its Customers                               22.15%, Class B
Attn: Fund Administration                   29.10%, Class C
4800 Deer Lake Dr East 2nd Fl               Beneficial Owner
Jacksonville FL 32246-6484
---------------------------------------------------------------------------------------------------------------------
CitiGroup Global Markets, Inc.              16.63%, Class A                  13.67%                       7.30%
A/C# 00109801250                            12.00%, Class B
Attn: Peter Booth, 7th Floor                14.00%, Class C
333 W. 34th St.                             Beneficial Owner
New York NY 10001-2402
---------------------------------------------------------------------------------------------------------------------
First Clearing Corp                         83.53%, Class Q                   0.09%                       0.04%
A/C 7246-1236                                 Shareholder
Robert T Ryan IRA R/O
FCC Cust
1345 Branchwater Ln
Birmingham AL 35216-2405
---------------------------------------------------------------------------------------------------------------------



ING GROWTH OPPORTUNITIES FUND


                                                                                                    PERCENTAGE OF
                                      PERCENT OF CLASS OF SHARES                                  COMBINED FUND AFTER
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP         PERCENTAGE OF FUND          THE REORGANIZATION*
---------------------------------------------------------------------------------------------------------------------
MLPF&S For the Sole Benefit of               7.84%, Class A                  13.34%                      25.27%
Its Customers                               22.87%, Class B
Attn: Fund Administration                   28.43%, Class C
4800 Deer Lake Dr East 2nd Fl               Beneficial Owner
Jacksonville FL 32246-6484
---------------------------------------------------------------------------------------------------------------------
CitiGroup Global Markets, Inc.               6.43%, Class B                  14.96%                       7.30%
A/C# 00109801250                             8.53%, Class C
Attn: Peter Booth, 7th Floor                Beneficial Owner
333 W. 34th St.
New York NY 10001-2402
---------------------------------------------------------------------------------------------------------------------
Norwest Bank MN Tr                          87.53%, Class I                  24.36%                       6.61%
FBO Reliastar Pension Plan &                Beneficial Owner
Trust
A/C# 13132700
PO Box 1533
Minneapolis MN 55480-1533
---------------------------------------------------------------------------------------------------------------------




                                                                                                    PERCENTAGE OF
                                      PERCENT OF CLASS OF SHARES                                  COMBINED FUND AFTER
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP         PERCENTAGE OF FUND          THE REORGANIZATION*
---------------------------------------------------------------------------------------------------------------------
Norwest Bank Minnesota NA                   12.45%, Class I                  3.47%                       0.94%
FBO Reliastar Pension Plan                  Beneficial Owner
Ron Butler
5780 Powers Ferry Rd NW
Atlanta GA 30327-4347
---------------------------------------------------------------------------------------------------------------------
LPL Financial Services                      99.64%, Class Q                  0.00%                       0.00%
A/C 3402-0716                               Beneficial Owner
9785 Towne Centre Dr
San Diego CA 92121-1968
---------------------------------------------------------------------------------------------------------------------



ING MIDCAP OPPORTUNITIES FUND




                                                                                                    PERCENTAGE OF
                                      PERCENT OF CLASS OF SHARES                                  COMBINED FUND AFTER
NAME AND ADDRESS OF SHAREHOLDER         AND TYPE OF OWNERSHIP         PERCENTAGE OF FUND          THE REORGANIZATION*
---------------------------------------------------------------------------------------------------------------------
MLPF&S For the Sole Benefit of              31.72%, Class A                  41.23%                      25.27%
Its Customers                               23.56%, Class B
Attn: Fund Administration                   62.69%, Class C
4800 Deer Lake Drive East 2nd Fl            Beneficial Owner
Jacksonville FL 32246-6484
---------------------------------------------------------------------------------------------------------------------
CitiGroup Global Markets, Inc.               5.79%, Class B                   1.56%                       7.30%
A/C# 00109801250                            Beneficial Owner
Attn: Peter Booth, 7th Floor
333 W. 34th St.
New York, NY 10001-2402
---------------------------------------------------------------------------------------------------------------------
Reliance Trust Company Cust                 98.59%, Class I                   1.00%                       0.29%
FBO ING Americas Deferred                   Beneficial Owner
Comp Savings Plan
PO Box 48529
Atlanta GA 30362-1529
---------------------------------------------------------------------------------------------------------------------
Donald A Pels                               65.48%, Class Q                   1.74%                       0.51%
63 E. 79th St                               Shareholder
New York NY 10021-0228
---------------------------------------------------------------------------------------------------------------------



-------------------
* On a pro forma basis, assuming that the value of the shareholder's interest in the Fund on the date of consummation of the Reorganization is the same as on January 26, 2004.

                                     PART B

                                ING EQUITY TRUST

                       Statement of Additional Information

                                February 9, 2004

Acquisition of the Assets and Liabilities of:     By and in Exchange for Shares of:
ING Growth + Value Fund                           ING MidCap Opportunities Fund
(a series of ING Mayflower Trust)                 (a series of ING Equity Trust)
ING Growth Opportunities Fund                     7337 East Doubletree Ranch Road
(a series of ING Equity Trust)                    Scottsdale, Arizona 85258-2034
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

This Statement of Additional Information is available to the shareholders of ING Growth + Value Fund and ING Growth Opportunities Fund in connection with a proposed transaction whereby all of the assets and liabilities of those Funds will be transferred to ING MidCap Opportunities Fund, a series of ING Equity Trust, in exchange for shares of ING MidCap Opportunities Fund.

This Statement of Additional Information of ING Equity Trust consists of this cover page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for ING Growth + Value Fund, ING Growth Opportunities Fund and ING MidCap Opportunities Fund, dated September 30, 2003, as filed on September 30, 2003.

2. The Financial Statements of ING Growth + Value Fund, ING Growth Opportunities Fund and ING MidCap Opportunities Fund are included in the Class A, B, C, M, and T Annual Report of the ING Funds, dated May 31, 2003, as filed on August 5, 2003, and the Class I and Q Annual Report of ING Investment Funds, Inc. dated May 31, 2003, as filed on August 5, 2003.


3. The Financial Statements of, ING Growth + Value Fund, ING Growth Opportunities Fund and ING MidCap Opportunities Fund are included in the Class A, B, C, M, and T Semi-Annual Report of the ING Funds, dated November 30, 2003, as filed on January 29, 2004, and the Class I and Q Semi-Annual Report of ING Growth + Value Fund, ING Growth Opportunities Fund and ING MidCap Opportunities Fund, dated November 30, 2003, as filed January 29, 2004.


This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated February 9, 2004 relating to the Reorganization of ING Growth + Value Fund and ING Growth Opportunities Fund may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

         Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of November 30, 2003. The first table presents Statements of Assets and Liabilities for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements.

    STATEMENTS OF ASSETS AND LIABILITIES AS OF NOVEMBER 30, 2003 (UNAUDITED)


                                                                              ING                  ING                   ING
                                                                            GROWTH +              GROWTH                MIDCAP
                                                                             VALUE            OPPORTUNITIES          OPPORTUNITIES
                                                                             FUND                  FUND                  FUND
                                                                         -------------        --------------         -------------
ASSETS:
Investments in securities, at value*                                     $ 218,197,203        $  180,652,748         $ 177,162,450
Short-term investments, at amortized cost                                    1,682,000               790,000               679,000
Cash                                                                             2,416                     -                 1,007
Receivables:
      Investment securities sold                                             3,091,880             4,162,542             2,958,013
      Fund shares sold                                                          21,964                38,354               103,856
      Dividends and interest                                                    21,228                42,909                34,304
Other investments                                                           58,996,743                     -            47,739,843
Prepaid expenses                                                                32,602                29,588                22,535
Reimbursement due from manager                                                       -                     -                 2,346
                                                                         -------------        --------------         -------------
      Total assets                                                         282,046,036           185,716,141           228,703,354
                                                                         -------------        --------------         -------------
LIABILITIES:
Payable for securities purchased                                             4,514,092             3,780,200             3,260,125
Payable for fund shares redeemed                                               375,366               295,950               111,372
Payable upon return of securities loaned                                    58,996,743                     -            47,739,843
Payable to custodian                                                                 -                95,735                     -
Payable to affiliates                                                          403,129               269,566               301,023
Payable for trustee fees                                                         4,589                 4,148                 4,755
Other accrued expenses and liabilities                                         442,771               347,551               218,008
                                                                         -------------        --------------         -------------
      Total liabilities                                                     64,736,690             4,793,150            51,635,126
                                                                         -------------        --------------         -------------
NET ASSETS                                                               $ 217,309,346        $  180,922,991         $ 177,068,228
                                                                         =============        ==============         =============

NET ASSETS CONSIST OF:
Paid-in capital                                                          $ 686,983,420        $  600,068,138         $ 315,542,409
Undistributed net investment income (accumulated
   net investment loss)                                                     (2,205,069)           (1,232,981)           (1,392,132)
Accumulated net realized loss on investments                              (513,740,691)         (456,858,685)         (177,112,793)
Net unrealized appreciation of investments                                  46,271,686            38,946,519            40,030,744
                                                                         -------------        --------------         -------------
NET ASSETS                                                               $ 217,309,346        $  180,922,991         $ 177,068,228
                                                                         =============        ==============         =============

*Cost of investments in securities                                       $ 171,925,517        $  141,706,229         $ 137,131,706

CLASS A:
      Net Assets                                                         $  48,362,085        $   49,166,222         $  49,810,293
      Shares outstanding                                                     4,942,681             3,766,378             4,187,879
      Net asset value and redemption price per share                     $        9.78        $        13.05         $       11.89
      Maximum offering price per share (B)                               $       10.38        $        13.85         $       12.62

CLASS B:
      Net Assets                                                         $ 116,822,644        $   54,174,520         $  47,224,661
      Shares outstanding                                                    12,621,510             4,475,844             4,118,043
      Net asset value and redemption price per share                     $        9.26        $        12.10         $       11.47

CLASS C:
      Net Assets                                                         $  51,878,275        $   25,186,576         $  73,547,411
      Shares outstanding                                                     5,607,185             2,077,164             6,444,787
      Net asset value and redemption price per share                     $        9.25        $        12.13         $       11.41

CLASS I:
      Net Assets                                                              n/a             $   52,392,562         $   1,600,415
      Shares outstanding                                                      n/a                  3,874,430               131,892
      Net asset value and redemption price per share                          n/a             $        13.52         $       12.13

CLASS Q:
      Net Assets                                                         $     246,342        $        3,111         $   4,885,448
      Shares outstanding                                                        25,392                   240               407,820
      Net asset value and redemption price per share                     $        9.70        $        12.96         $       11.98


                                                                           ING MIDCAP                         ING MIDCAP
                                                                          OPPORTUNITIES                      OPPORTUNITIES
                                                                               FUND                              FUND
                                                                            PRO FORMA                          PRO FORMA
                                                                             COMBINED                          COMBINED
                                                                           (PRE-MERGER      PRO FORMA        (POST MERGER
                                                                             EXPENSE)      ADJUSTMENTS          EXPENSE)
                                                        ----------       ---------------   -----------      ---------------
ASSETS:
Investments in securities, at value*                                     $   576,012,401                    $   576,012,401
Short-term investments, at amortized cost                                      3,151,000                          3,151,000
Cash                                                                               3,423                              3,423
Receivables:                                                                           -                                  -
      Investment securities sold                                              10,212,435                         10,212,435
      Fund shares sold                                                           164,174                            164,174
      Dividends and interest                                                      98,441                             98,441
Other investments                                                            106,736,586                        106,736,586
Prepaid expenses                                                                  84,725                             84,725
Reimbursement due from manager                                                     2,346                              2,346
                                                        ----------       ---------------   ----------       ---------------
      Total assets                                                           696,465,531            -           696,465,531
                                                        ----------       ---------------   ----------       ---------------
LIABILITIES:
Payable for securities purchased                                              11,554,417                         11,554,417
Payable for fund shares redeemed                                                 782,688                            782,688
Payable upon return of securities loaned                                     106,736,586                        106,736,586
Payable to custodian                                                              95,735                             95,735
Payable to affiliates                                                            973,718                            973,718
Payable for trustee fees                                                          13,492                             13,492
Other accrued expenses and liabilities                                         1,008,330      175,000 (A)         1,183,330
                                                        ----------       ---------------   ----------       ---------------
      Total liabilities                                                      121,164,966      175,000           121,339,966
                                                        ----------       ---------------   ----------       ---------------
NET ASSETS                                                               $   575,300,565   $ (175,000)      $   575,125,565
                                                        ==========       ===============   ==========       ===============

NET ASSETS CONSIST OF:
Paid-in capital                                                          $ 1,602,593,967                    $ 1,602,593,967
Undistributed net investment income (accumulated
   net investment loss)                                                       (4,830,182)    (175,000)(A)        (5,005,182)
Accumulated net realized loss on investments                              (1,147,712,169)                    (1,147,712,169)
Net unrealized appreciation of investments                                   125,248,949                        125,248,949
                                                        ----------       ---------------   ----------       ---------------
NET ASSETS                                                               $   575,300,565   $ (175,000)      $   575,125,565
                                                        ==========       ===============   ==========       ===============

*Cost of investments in securities                                       $   450,763,452                    $   450,763,452

CLASS A:
      Net Assets                                                         $   147,338,600   $  (44,819)(A)   $   147,293,781
      Shares outstanding                                  (506,510)(C)        12,390,428                         12,390,428
      Net asset value and redemption price per share                     $         11.89                    $         11.89
      Maximum offering price per share (B)                               $         12.62                    $         12.62

CLASS B:
      Net Assets                                                         $   218,221,825   $  (66,381)(A)   $   218,155,444
      Shares outstanding                                (2,189,144)(C)        19,026,253                         19,026,253
      Net asset value and redemption price per share                     $         11.47                    $         11.47

CLASS C:
      Net Assets                                                         $   150,612,262   $  (45,814)(A)   $   150,566,448
      Shares outstanding                                  (930,199)(C)        13,198,937                         13,198,937
      Net asset value and redemption price per share                     $         11.41                    $         11.41

CLASS I:
      Net Assets                                                         $    53,992,977   $  (16,424)(A)   $    53,976,553
      Shares outstanding                                   444,825 (C)         4,451,147                          4,451,147
      Net asset value and redemption price per share                     $         12.13                    $         12.13

CLASS Q:
      Net Assets                                                         $     5,134,901   $   (1,562)(A)   $     5,133,339
      Shares outstanding                                    (4,810)(C)           428,642                            428,642
      Net asset value and redemption price per share                     $         11.98                    $         11.98


(A) Reflects adjustment for estimated one time merger expenses (See Note 5 in Notes to Unaudited Pro Forma Financial Statements).

(B) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(C)Reflects new shares issued, net of retired shares of ING Growth + Value and ING Growth Opportunities. (Calculation: Net Assets / NAV per share)

                 See Accompanying Notes to Financial Statements

    STATEMENTS OF OPERATIONS FOR THE YEAR ENDED NOVEMBER 30, 2003 (UNAUDITED)


                                                                    ING               ING                 ING
                                                                  GROWTH +           GROWTH              MIDCAP
                                                                   VALUE          OPPORTUNITIES      OPPORTUNITIES
                                                                    FUND              FUND**              FUND
                                                                -----------       -------------      -------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                                $   640,528       $    814,677       $    413,471
Interest                                                             71,407             27,766             59,329
Securities loaned income                                              4,403                  -              4,157
                                                                -----------       ------------       ------------
      Total investment income                                       716,338            842,443            476,957
                                                                -----------       ------------       ------------
EXPENSES:
 Investment management fees                                       2,056,805          1,651,875          1,665,416
 Distribution and Service fees:
       Class A                                                      147,242            153,232            130,874
       Class B                                                    1,062,661            504,257            428,532
       Class C                                                      501,088            240,836            668,128
       Class Q                                                          562                  8             11,080
       Class T                                                            -             35,564                  -
 Transfer agent fees:
       Class A                                                       51,590             48,605             47,980
       Class B                                                      114,425             53,582             46,693
       Class C                                                       52,846             25,190             74,504
       Class I                                                            -              1,883                176
       Class Q                                                          218                  -                 88
       Class T                                                            -              3,475                  -
 Administrative service fees                                        513,289            432,559            323,876
 Shareholder reporting expense                                      315,757            211,607            116,983
 Registration fees                                                   55,446             64,260             87,706
 Professional fees                                                    2,673             36,209              2,681
 Custody and accounting expense                                      38,983             47,500             35,404
 Directors' fees                                                     11,005             11,104              8,100
 Insurance expense                                                    6,700              5,189              4,833
 Miscellaneous expense                                                9,523             11,587              3,880
                                                                -----------       ------------       ------------
      Total expenses                                              4,940,813          3,538,522          3,656,934
Less:
      Net waived and reimbursed fees                                      -                  -            430,772
                                                                -----------       ------------       ------------
      Net expenses                                                4,940,813          3,538,522          3,226,162
                                                                -----------       ------------       ------------
Net investment income (loss)                                     (4,224,475)        (2,696,079)        (2,749,205)
                                                                -----------       ------------       ------------

NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS:
 Net realized gain on investments                                15,841,767          8,574,523         13,758,300
 Net change in unrealized appreciation on investments            33,076,374         19,913,194         20,708,993
                                                                -----------       ------------       ------------
      Net realized and unrealized gain on investments            48,918,141         28,487,717         34,467,293
                                                                -----------       ------------       ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $44,693,666       $ 25,791,638       $ 31,718,088
                                                                ===========       ============       ============

                                                                $     3,692       $      4,441       $      2,570

                                                                       ING                                   ING
                                                                      MIDCAP                                MIDCAP
                                                                   OPPORTUNITIES                         OPPORTUNITIES
                                                                       FUND                                  FUND
                                                                    PRO FORMA           PRO FORMA          PRO FORMA
                                                                     COMBINED          ADJUSTMENTS          COMBINED
                                                                   ------------        -----------       -------------
INVESTMENT INCOME:
Dividends, net of foreign taxes*                                    $  1,868,676                         $   1,868,676
Interest                                                                 158,502                               158,502
Securities loaned income                                                   8,560                                 8,560
                                                                    ------------        ---------        -------------
      Total investment income                                          2,035,738                -            2,035,738
                                                                    ------------        ---------        -------------
EXPENSES:
 Investment management fees                                            5,374,096           86,941  (A)       5,461,037
 Distribution and Service fees:
       Class A                                                           431,348                               431,348
       Class B                                                         1,995,450                             1,995,450
       Class C                                                         1,410,052                             1,410,052
       Class Q                                                            11,650                                11,650
       Class T                                                            35,564                                35,564
 Transfer agent fees:
       Class A                                                           148,175                               148,175
       Class B                                                           214,700                               214,700
       Class C                                                           152,540                               152,540
       Class I                                                             2,059                                 2,059
       Class Q                                                               306                                   306
       Class T                                                             3,475                                 3,475
 Administrative service fees                                           1,269,724         (141,877) (B)       1,127,847
 Shareholder reporting expense                                           644,347         (263,682) (B)         380,665
 Registration fees                                                       207,412          (59,853) (B)         147,559
 Professional fees                                                        41,563                                41,563
 Custody and accounting expense                                          121,887                               121,887
 Directors' fees                                                          30,209                                30,209
 Insurance expense                                                        16,722                                16,722
 Miscellaneous expense                                                    24,990                                24,990
                                                                    ------------        ---------        -------------
      Total expenses                                                  12,136,269         (378,471)          11,757,798
Less:
      Net waived and reimbursed fees                                     430,772                -              430,772
                                                                    ------------        ---------        -------------
      Net expenses                                                    11,705,497         (378,471)          11,327,026
                                                                    ------------        ---------        -------------
Net investment income (loss)                                          (9,669,759)         378,471           (9,291,288)
                                                                    ------------        ---------        -------------

NET REALIZED AND UNREALIZED GAIN
      ON INVESTMENTS:
 Net realized gain on investments                                     38,174,590                            38,174,590
 Net change in unrealized appreciation on investments                 73,698,561                            73,698,561
                                                                    ------------        ---------        -------------
      Net realized and unrealized gain on investments                111,873,151                           111,873,151
                                                                    ------------        ---------        -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                    $102,203,392        $ 378,471        $ 102,581,863
                                                                    ============        =========        =============

                                                                    $     10,703        $       -        $      10,703


*Foreign taxes

** Effective June, 2003, Class T shares converted into the corresponding Class A shares within this Fund.

(A) Reflects adjustment in expenses due to effects of new contractual rates.

(B) Reflects adjustment in expenses due to elimination of duplicative services.




                 See Accompanying Notes to Financial Statements

PORTFOLIOS OF INVESTMENTS AS OF NOVEMBER 30, 2003 (UNAUDITED)



                                            ING
                                           MIDCAP
                                        OPPORTUNI-                                                                       ING MIDCAP
              GROWTH         MIDCAP        TIES                                               GROWTH        MIDCAP       OPPORTUNI-
 GROWTH-     OPPORTUNI-    OPPORTUNI-      FUND                                 GROWTH +     OPPORTUNI-    OPPORTUNI-    TIES FUND
  VALUE        TIES          TIES        PRO FORMA                               VALUE          TIES          TIES        PRO FORMA
   FUND        FUND          FUND        COMBINED                                FUND          FUND           FUND        COMBINED
  SHARES      SHARES        SHARES        SHARES                                  VALUE        VALUE          VALUE        VALUE*
----------- ------------- ------------  ----------                              -----------  ----------    -----------    ---------
                                                      COMMON STOCK: 99.3%
                                                     AIRLINES: 0.8%
224,400 (L)   60,000        52,000      336,400    @ Airtran Holdings, Inc.     $ 3,312,144  $  885,600    $   767,520   $ 4,965,264
                                                                                ----------------------------------------------------
                                                                                  3,312,144     885,600        767,520     4,965,264
                                                                                ----------------------------------------------------
                                                     APPAREL: 1.5%
 84,600       69,000        61,000      214,600    @ Coach, Inc.                  3,370,464   2,748,960      2,430,240     8,549,664
                                                                                ----------------------------------------------------
                                                                                  3,370,464   2,748,960      2,430,240     8,549,664
                                                                                ----------------------------------------------------
                                                     AUTO PARTS &
                                                     EQUIPMENT: 1.2%
 20,000       21,900        20,300       62,200      Johnson Controls, Inc.       2,188,800   2,396,736      2,221,632     6,807,168
                                                                                ----------------------------------------------------
                                                                                  2,188,800   2,396,736      2,221,632     6,807,168
                                                                                ----------------------------------------------------
                                                     BANKS: 1.7%
      -            -        24,700       24,700      Bank of Hawaii Corp.                 -           -      1,021,345     1,021,345
 65,400       54,600        53,300      173,300      Banknorth Group, Inc.        2,143,158   1,789,242      1,746,641     5,679,041
 74,800            -             -       74,800      UCBH Holdings, Inc.          2,924,680           -              -     2,924,680
      -            -             -            -      Wells Fargo & Co.                    -           -              -             -
                                                                                ----------------------------------------------------
                                                                                  5,067,838   1,789,242      2,767,986     9,625,066
                                                                                ----------------------------------------------------

                                                     BIOTECHNOLOGY: 3.8%
      -       28,600             -       28,600    @ Amgen, Inc.                          -   1,644,786              -     1,644,786
 77,200 (L)   64,100        62,910 (L)  204,210    @ Celgene Corp.                3,530,356   2,931,293      2,876,874     9,338,523
      -       58,200             -       58,200    @ Digene Corp.                         -   2,313,450              -     2,313,450
 66,300 (L)        -             -       66,300    @ Genzyme Corp.                3,098,862           -              -     3,098,862
 77,200 (L)        -             -       77,200    @ Integra LifeSciences
                                                     Holdings Corp.               2,423,308           -              -     2,423,308
 17,900       14,600        15,600       48,100    @ Invitrogen Corp.             1,220,243     995,282      1,063,452     3,278,977
                                                                                ----------------------------------------------------
                                                                                 10,272,769   7,884,811      3,940,326    22,097,906
                                                                                ----------------------------------------------------

                                                     BUILDING MATERIALS: 0.7%
 11,000        9,200        22,700       42,900    @ American Standard Cos.,
                                                     Inc.                         1,096,700     917,240      2,263,190     4,277,130
                                                                                ----------------------------------------------------
                                                                                  1,096,700     917,240      2,263,190     4,277,130
                                                                                ----------------------------------------------------

                                                     CHEMICALS: 0.2%
      -            -        14,000       14,000      Praxair, Inc.                        -           -      1,004,920     1,004,920
                                                                                ----------------------------------------------------
                                                                                          -           -      1,004,920     1,004,920
                                                                                ----------------------------------------------------

                                                     COMMERCIAL SERVICES: 5.3%
 37,700       32,300        30,600      100,600    @ Alliance Data Systems
                                                     Corp.                        1,130,246     968,354        917,388     3,015,988
 15,800 (L)        -             -       15,800    @ Apollo Group, Inc.           1,090,674           -              -     1,090,674
 63,500       53,100        51,800      168,400    @ Career Education Corp.       3,246,755   2,715,003      2,648,534     8,610,292
 50,200 (L)    9,300        40,500      100,000    @ Corporate Executive
                                                     Board Co.                    2,439,720     451,980      1,968,300     4,860,000
 48,100       39,000        43,400      130,500    @ Education Management Corp.   3,251,560   2,636,400      2,933,840     8,821,800
 33,100            -        25,800       58,900      Paychex, Inc.                1,273,357           -        992,526     2,265,883
      -       17,400             -       17,400      Strayer Education, Inc.              -   1,944,102              -     1,944,102
                                                                                ----------------------------------------------------
                                                                                 12,432,312   8,715,839      9,460,588    30,608,739
                                                                                ----------------------------------------------------

                                                     COMPUTERS: 4.8%
 43,400       41,100        42,000      126,500    @ CACI International, Inc.     2,160,018   2,045,547      2,090,340     6,295,905
      -       58,100             -       58,100    @ Dell, Inc.                           -   2,004,450              -     2,004,450
      -      299,400             -      299,400    @ EMC Corp.-Mass                       -   4,113,756              -     4,113,756

                                                 International Business
      -            -          -            -     Machines Corp.                        -           -              -              -
 30,700 (L)        -          -       30,700   @ Micros Systems, Inc.          1,328,082           -              -      1,328,082
123,600 (L)        -          -      123,600   @ NetScreen Technologies,
                                                 Inc.                          3,114,720           -              -      3,114,720
173,500 (L)  154,200    134,300 (L)  462,000   @ Network Appliance, Inc.       4,009,585   3,563,562      3,103,673     10,676,820
                                                                             -----------------------------------------------------
                                                                              10,612,405  11,727,315      5,194,013     27,533,733
                                                                             -----------------------------------------------------

                                                 DISTRIBUTION/
                                                 WHOLESALE: 0.5%
 74,100       61,600     60,300      196,000   @ Ingram Micro, Inc.            1,080,378     898,128        879,174      2,857,680
                                                                             -----------------------------------------------------
                                                                               1,080,378     898,128        879,174      2,857,680
                                                                             -----------------------------------------------------

                                                 DIVERSIFIED FINANCIAL
                                                 SERVICES: 1.6%
170,700      144,000    139,100 (L)  453,800   @ Ameritrade Holding Corp.      2,145,699   1,810,080      1,748,487      5,704,266
      -            -     24,300       24,300     Bear Stearns Cos., Inc.               -           -      1,760,778      1,760,778
      -       38,300          -       38,300     Citigroup, Inc.                       -   1,801,632              -      1,801,632
                                                                             -----------------------------------------------------
                                                                               2,145,699   3,611,712      3,509,265      9,266,676
                                                                             -----------------------------------------------------

                                                 ELECTRICAL COMPONENTS &
                                                 EQUIPMENT: 0.8%
122,400            -    104,900      227,300   @ American Power Conversion     2,675,664           -      2,293,114      4,968,778
                                                                             -----------------------------------------------------
                                                                               2,675,664           -      2,293,114      4,968,778
                                                                             -----------------------------------------------------

                                                 ELECTRONICS: 5.8%
 45,000 (L)   37,000     38,000 (L)  120,000   @ Agilent Technologies, Inc.    1,272,600   1,046,360      1,074,640      3,393,600
 97,050            -          -       97,050   @ Benchmark Electronics, Inc.   3,564,647           -              -      3,564,647
 50,400 (L)        -          -       50,400   @ Dionex Corp.                  2,367,792           -              -      2,367,792
110,800 (L)   92,200    112,700 (L)  315,700   @ Gentex Corp.                  4,669,112   3,885,308      4,749,178     13,303,598
 93,000       46,400     66,700      206,100   @ Jabil Circuit, Inc.           2,558,430   1,276,464      1,834,917      5,669,811
 36,100       62,500     60,200      158,800   @ Waters Corp.                  1,154,478   1,998,750      1,925,196      5,078,424
                                                                             -----------------------------------------------------
                                                                              15,587,059   8,206,882      9,583,931     33,377,872
                                                                             -----------------------------------------------------

                                                 ENGINEERING &
                                                 CONSTRUCTION: 2.3%
 57,500       50,000     44,700 (L)  152,200     Fluor Corp.                   2,107,950   1,833,000      1,638,702      5,579,652
                                               @ Jacobs Engineering Group,
 53,100       47,500     63,700      164,300     Inc.                          2,439,414   2,182,150      2,926,378      7,547,942
                                                                             -----------------------------------------------------
                                                                               4,547,364   4,015,150      4,565,080     13,127,594
                                                                             -----------------------------------------------------

                                                 ENTERTAINMENT: 1.2%
 29,500            -          -       29,500     GTECH Holdings Corp.          1,467,920           -              -      1,467,920
                                                 International Game
 97,300 (L)   32,200     33,300 (L)  162,800     Technology                    3,375,337   1,117,018      1,155,177      5,647,532
                                                                             -----------------------------------------------------
                                                                               4,843,257   1,117,018      1,155,177      7,115,452
                                                                             -----------------------------------------------------

                                                 ENVIRONMENTAL CONTROL: 1.0%
 42,000            -          -       42,000   @ Stericycle, Inc.              2,074,800           -              -      2,074,800
138,800 (L)        -          -      138,800   @ Tetra Tech, Inc.              3,539,400           -              -      3,539,400
                                                                             -----------------------------------------------------
                                                                               5,614,200           -              -      5,614,200
                                                                             -----------------------------------------------------

                                                 FOOD:  2.4%
 65,400       59,400     58,000      182,800   @ Dean Foods Co.                2,145,774   1,948,914      1,902,980      5,997,668
 95,300 (L)   25,800     48,700 (L)  169,800   @ Performance Food Group Co.    3,746,243   1,014,198      1,914,397      6,674,838
      -       36,400          -       36,400     Sysco Corp.                           -   1,322,048              -      1,322,048
                                                                             -----------------------------------------------------
                                                                               5,892,017   4,285,160      3,817,377     13,994,554
                                                                             -----------------------------------------------------

                                                 HEALTHCARE-PRODUCTS: 6.8%
                                               @ Advanced Neuromodulation
 30,600 (L)   22,100          -       52,700     Systems, Inc.                 1,291,014     932,399              -      2,223,413
      -       41,200          -       41,200   @ Boston Scientific Corp.               -   1,478,668              -      1,478,668
 36,400       30,000     30,800       97,200   @ Gen-Probe, Inc.               1,263,808   1,041,600      1,069,376      3,374,784
 25,900       11,200     10,900       48,000   @ Inamed Corp.                  2,029,524     877,632        854,124      3,761,280
      -       36,600          -       36,600     Medtronic, Inc.                       -   1,654,320              -      1,654,320
 31,800 (L)   26,600     25,900 (L)   84,300   @ Patterson Dental Co.          2,165,580   1,811,460      1,763,790      5,740,830

 34,100       34,415     35,400      103,915   @ St. Jude Medical, Inc.        2,159,894   2,179,846      2,242,236      6,581,976
                                               @ Varian Medical Systems,
 35,500       16,400     60,200 (L)  112,100     Inc.                          2,449,855   1,131,764      4,154,402      7,736,021
 22,400 (L)   38,600     37,100 (L)   98,100   @ Zimmer Holdings, Inc.         1,476,608   2,544,512      2,445,632      6,466,752
                                                                             -----------------------------------------------------
                                                                              12,836,283  13,652,201     12,529,560     39,018,044
                                                                             -----------------------------------------------------

                                                 HEALTHCARE-SERVICES: 2.0%
      -       25,500     23,300       48,800   A Aetna, Inc.                           -   1,641,690      1,500,054      3,141,744
 37,300 (L)        -     29,600       66,900   @ Amsurg Corp.                  1,387,933           -      1,101,416      2,489,349
 13,500 (L)        -     11,500 (L)   25,000   @ Anthem, Inc.                    973,620           -        829,380      1,803,000
 22,400        8,900      8,700       40,000   @ Coventry Health Care, Inc.    1,341,760     533,110        521,130      2,396,000
      -       36,800          -       36,800     UnitedHealth Group, Inc.              -   1,983,520              -      1,983,520
                                                                             -----------------------------------------------------
                                                                               3,703,313   4,158,320      3,951,980     11,813,613
                                                                             -----------------------------------------------------

                                                 HOME FURNISHINGS: 0.6%
                                                 Harman International
 13,700            -     12,100       25,800     Industries, Inc.              1,866,899           -      1,648,867      3,515,766
                                                                             -----------------------------------------------------
                                                                               1,866,899           -      1,648,867      3,515,766
                                                                             -----------------------------------------------------

                                                 HOUSEHOLD PRODUCTS/
                                                 WARES: 0.6%
 37,800       35,700     37,200      110,700   @ Yankee Candle Co., Inc.       1,115,856   1,053,864      1,098,144      3,267,864
                                                                             -----------------------------------------------------
                                                                               1,115,856   1,053,864      1,098,144      3,267,864
                                                                             -----------------------------------------------------

                                                 INSURANCE: 2.2%
      -       41,000          -       41,000     Aflac, Inc.                           -   1,474,770              -      1,474,770
                                                 American International
      -       18,200          -       18,200     Group, Inc.                           -   1,054,690              -      1,054,690
 18,400       14,800     31,800       65,000     MBIA, Inc.                    1,069,408     860,176      1,848,216      3,777,800
      -            -     48,500       48,500   @ ProAssurance Corp.                    -           -      1,498,650      1,498,650
 62,100       40,500     31,150      133,750     WR Berkley Corp.              2,120,715   1,383,075      1,063,773      4,567,563
                                                                             -----------------------------------------------------
                                                                               3,190,123   4,772,711      4,410,639     12,373,473
                                                                             -----------------------------------------------------

                                                 INTERNET: 1.2%
      -            -          -            -   @ Amazon.Com, Inc.                      -           -              -              -
      -       89,000     59,200 (L)  148,200   @ InterActiveCorp.                      -   2,923,650      1,944,720      4,868,370
107,550 (L)        -          -      107,550   @ United Online, Inc.           1,958,486           -              -      1,958,486
                                                                             -----------------------------------------------------
                                                                               1,958,486   2,923,650      1,944,720      6,826,856
                                                                             -----------------------------------------------------

                                                 MACHINERY-DIVERSIFIED: 2.1%
 72,300       60,300     58,400      191,000     Cognex Corp.                  1,986,081   1,656,441      1,604,248      5,246,770
 38,700       59,100     73,300      171,100     Rockwell Automation, Inc.     1,286,775   1,965,075      2,437,225      5,689,075
      -            -     21,900       21,900   @ Zebra Technologies Corp.              -           -      1,392,183      1,392,183
                                                                             -----------------------------------------------------
                                                                               3,272,856   3,621,516      5,433,656     12,328,028
                                                                             -----------------------------------------------------

                                                 MEDIA: 1.7%
                                               @ EchoStar Communications
      -       33,500     40,900       74,400     Corp.                                 -   1,155,080      1,410,232      2,565,312
                                               @ Univision Communications,
 65,100 (L)   26,500     59,300 (L)  150,900     Inc.                          2,348,808     956,120      2,139,544      5,444,472
      -       38,000          -       38,000     Viacom, Inc.                          -   1,494,160              -      1,494,160
                                                                             -----------------------------------------------------
                                                                               2,348,808   3,605,360      3,549,776      9,503,944
                                                                             -----------------------------------------------------

                                                 MISCELLANEOUS
                                                 MANUFACTURING: 1.1%
 29,100 (L)   24,900     23,000 (L)   77,000     Danaher Corp.                 2,421,120   2,071,680      1,913,600      6,406,400
                                                                             -----------------------------------------------------
                                                                               2,421,120   2,071,680      1,913,600      6,406,400
                                                                             -----------------------------------------------------

                                                 OFFICE/BUSINESS
                                                 EQUIPMENT: 0.7%
185,500 (L)        -    159,400 (L)  344,900   @ Xerox Corp.                   2,259,390           -      1,941,492      4,200,882
                                                                             -----------------------------------------------------
                                                                               2,259,390           -      1,941,492      4,200,882
                                                                             -----------------------------------------------------

                                                 OIL & GAS: 5.5%
      -       44,915     26,100       71,015     Apache Corp.                          -   3,224,897      1,873,980      5,098,877

189,100 (L)  156,900     85,400 (L)  431,400         Chesapeake Energy Corp.       2,307,020   1,914,180    1,041,880    5,263,080
      -            -     21,400       21,400         Devon Energy Corp.                    -           -    1,056,304    1,056,304
 91,200            -          -       91,200     @   Evergreen Resources, Inc.     2,556,336           -            -    2,556,336
      -       48,755     23,900 (L)   72,655  @, @ @ Nabors Industries Ltd.                -   1,809,786      887,168    2,696,954
 87,000            -          -       87,000         Patina Oil & Gas Corp.        3,904,560           -            -    3,904,560
 56,400       87,200     94,100      237,700     @   Patterson-UTI Energy, Inc.    1,620,372   2,505,256    2,703,493    6,829,121
      -       85,400     79,300 (L)  164,700         XTO Energy, Inc.                      -   2,158,912    2,004,704    4,163,616
                                                                                 -------------------------------------------------
                                                                                  10,388,288  11,613,031    9,567,529   31,568,848
                                                                                 -------------------------------------------------

                                                     PHARMACEUTICALS: 5.6%
 26,700       54,600     49,900 (L)  131,200     @   AdvancePCS                    1,486,122   3,039,036    2,777,434    7,302,592
 26,200 (L)   11,800     23,500 (L)   61,500         Allergan, Inc.                1,957,926     881,814    1,756,155    4,595,895
 89,400       72,600     71,150      233,150         Mylan Laboratories            2,263,608   1,838,232    1,801,518    5,903,358
113,200      101,088     93,800      308,088         Omnicare, Inc.                4,518,944   4,035,433    3,744,496   12,298,873
      -       55,300          -       55,300         Pfizer, Inc.                          -   1,855,315            -    1,855,315
                                                 @   Pharmaceutical Resources,
    400            -          -          400         Inc.                             29,032           -            -       29,032
                                                                                 -------------------------------------------------
                                                                                  10,255,632  11,649,830   10,079,603   31,985,065
                                                                                 -------------------------------------------------

                                                     RETAIL: 13.4%
      -            -          -            -     @   Abercrombie & Fitch Co.               -           -            -            -
                                                     Applebees International,
 33,200       26,700          -       59,900         Inc.                          1,285,172   1,033,557            -    2,318,729
 26,000 (L)   10,900     22,400 (L)   59,300     @   Autozone, Inc.                2,487,160   1,042,694    2,142,784    5,672,638
      -            -     40,900       40,900     @   Bed Bath & Beyond, Inc.               -           -    1,727,616    1,727,616
 51,300       48,400     51,000      150,700         CBRL Group, Inc.              2,116,125   1,996,500    2,103,750    6,216,375
100,400 (L)   78,400     69,600 (L)  248,400     @   Chico's FAS, Inc.             3,853,352   3,008,992    2,671,248    9,533,592
 49,800       41,600     40,600      132,000         Dollar General Corp.          1,051,776     878,592      857,472    2,787,840
122,100       70,950     99,000      292,050     @   HOT Topic, Inc.               3,638,580   2,114,310    2,950,200    8,703,090
 48,800 (L)   39,900     41,000 (L)  129,700         Michaels Stores, Inc.         2,305,800   1,885,275    1,937,250    6,128,325
                                                 @   Pacific Sunwear Of
      -       58,875          -       58,875         California                            -   1,339,995            -    1,339,995
 42,300 (L)   35,100     34,400 (L)  111,800     @   Panera Bread Co.              1,648,854   1,368,198    1,340,912    4,357,964
 44,000       64,500     62,800      171,300         Petsmart, Inc.                1,063,040   1,558,320    1,517,248    4,138,608
 29,400       24,400     24,000       77,800         Regis Corp.                   1,203,930     999,180      982,800    3,185,910
 81,200 (L)   34,000     62,100      177,300     @   Sonic Corp.                   2,506,644   1,049,580    1,917,027    5,473,251
      -      118,500    123,400      241,900     @   Staples, Inc.                         -   3,217,275    3,350,310    6,567,585
 22,600       26,300     57,700      106,600         Tiffany & Co.                 1,024,910   1,192,705    2,616,695    4,834,310
 78,400            -     12,800       91,200     @   Tractor Supply Co.            3,413,536           -      557,312    3,970,848
                                                                                 -------------------------------------------------
                                                                                  27,598,879  22,685,173   26,672,624   76,956,676
                                                                                 -------------------------------------------------

                                                     SAVINGS & LOANS: 1.5%
                                                     Independence Community
 23,600       19,600     19,100       62,300         Bank Corp.                      872,728     724,808      706,318    2,303,854
                                                     New York Community
 72,200       25,700     63,866      161,766         Bancorp, Inc.                 2,804,970     998,445    2,481,194    6,284,609
                                                                                 -------------------------------------------------
                                                                                   3,677,698   1,723,253    3,187,512    8,588,463
                                                                                 -------------------------------------------------

                                                     SEMICONDUCTORS: 6.2%
111,100 (L)  156,800    113,700 (L)  381,600     @   Altera Corp.                  2,814,163   3,971,744    2,880,021    9,665,928
 91,400 (L)   75,500     77,400 (L)  244,300     @   Broadcom Corp.                3,329,702   2,750,465    2,819,682    8,899,849
 58,200       50,600     47,800      156,600         Linear Technology Corp.       2,510,748   2,182,884    2,062,092    6,755,724
 71,200 (L)  130,000     69,500 (L)  270,700     @   Xilinx, Inc.                  2,676,408   4,886,700    2,612,505   10,175,613
                                                                                 -------------------------------------------------
                                                                                  11,331,021  13,791,793   10,374,300   35,497,114
                                                                                 -------------------------------------------------

                                                     SOFTWARE: 6.2%
 62,200 (L)   43,500     53,600 (L)  159,300         Adobe Systems, Inc.           2,570,104   1,797,420    2,214,752    6,582,276
 91,800 (L)   34,200     33,300 (L)  159,300     @   Avid Technology, Inc.         4,854,384   1,808,496    1,760,904    8,423,784
      -            -     43,300       43,300     @   D&B Corp.                             -           -    2,089,225    2,089,225
      -            -     59,500       59,500         Fair Isaac Corp.                      -           -    3,282,020    3,282,020
 26,300            -          -       26,300         National Instruments Corp.    1,190,601           -            -    1,190,601

143,400            -          -      143,400  @ Packeteer, Inc.                2,720,155            -            -      2,720,155
107,200      104,914     81,800      293,914  @ Veritas Software Corp.         4,075,851    3,988,935    3,110,118     11,174,904
                                                                             ----------------------------------------------------
                                                                              15,411,095    7,594,851   12,457,019     35,462,965
                                                                             ----------------------------------------------------

                                                TELECOMMUNICATIONS: 3.0%
 19,500 (L)        -          -       19,500    Adtran, Inc.                   1,283,490            -            -      1,283,490
      -      123,300          -      123,300  @ Cisco Systems, Inc.                    -    2,793,978            -      2,793,978
 70,900 (L)        -          -       70,900  @ Foundry Networks, Inc.         1,868,924            -            -      1,868,924
                                              @ Nextel Communications,
      -       66,800          -       66,800    Inc.                                   -    1,692,044            -      1,692,044
 92,420 (L)   86,400     77,425 (L)  256,245  @ Utstarcom, Inc.                3,500,870    3,272,832    2,932,859      9,706,561
                                                                             ----------------------------------------------------
                                                                               6,653,284    7,758,854    2,932,859     17,344,997
                                                                             ----------------------------------------------------

                                                TEXTILES: 1.3%
 40,400       33,900     32,600      106,900  @ Mohawk Industries, Inc.        2,912,032    2,443,512    2,349,808      7,705,352
                                                                             ----------------------------------------------------
                                                                               2,912,032    2,443,512    2,349,808      7,705,352
                                                                             ----------------------------------------------------

                                                TOYS/GAMES/HOBBIES: 0.2%
      -            -     28,400 (L)   28,400  @ Leapfrog Enterprises, Inc.             -            -      891,760        891,760
                                                                             ----------------------------------------------------
                                                                                       -            -      891,760        891,760
                                                                             ----------------------------------------------------

                                                TRANSPORTATION: 1.8%
                                                CH Robinson Worldwide,
 56,400            -     68,900      125,300    Inc.                           2,218,212            -    2,709,837      4,928,049
 38,700       35,500     31,600      105,800  @ Forward Air Corp.              1,100,628    1,009,620      898,704      3,008,952
                                              @ Knight Transportation,
      -            -          -            -    Inc.                                   -            -            -              -
                                              @ Swift Transportation Co.,
 47,100       39,100     38,400 (L)  124,600    Inc.                             938,232      778,872      764,928      2,482,032
                                                                             ----------------------------------------------------
                                                                               4,257,072    1,788,492    4,373,469     10,419,033
                                                                             ----------------------------------------------------

                                                Total Common Stock
                                                (Cost $171,925,517,
                                                $137,131,365,  $137,131,706,
                                                $446,218,588)                218,197,203  176,107,884  177,162,450    571,467,537
                                                                             ----------------------------------------------------
                                                     MUTUAL FUNDS: 0.8%

                                                EQUITY FUND: 0.8%
       -       43,600           -      43,600   Midcap SPDR Trust Series 1             -    4,544,864            -      4,544,864
                                                                             ----------------------------------------------------
                                                Total Mutual Funds (Cost $0,
                                                 $4,544,864, $0, $4,544,864)           -    4,544,864            -      4,544,864
                                                                             ----------------------------------------------------
                                                Total Long-Term Investments
                                                (Cost $171,925,517,
                                                $141,706,229, $137,131,706,
                                                $450,763,452)                218,197,203  180,652,748  177,162,450    576,012,401
                                                                             ----------------------------------------------------

         PRINCIPAL AMOUNT                                                                              VALUE
-----------------------------------                                              ------------------------------------------------
                                         SHORT-TERM INVESTMENTS: 0.6%
                                    REPURCHASE AGREEMENTS:  0.6%
1,682,000 790,000 679,000 3,151,000 Morgan Stanley Repurchase Agreements dated
                                    11/29/2003, 1.03% due 12/01/2003 $790,068,
                                    $1,682,144, $679,058 to be received upon
                                    repurchase (Collateralized by $815,000
                                    various U.S. Treasury Securities, 0.000%,
                                    Market $814,996, due 12/11/03-12/18/03,
                                    collateralized by $1,745,000 USTN, 0.000%,
                                    Market Value $1,745,000, due 12/18/03,
                                    collateralized by $700,000 various U.S.
                                    Treasury Securities, 0.000%, Market Value
                                    $699,996, due 12/11/03 to 12/18/03)          $ 1,682,000 $    790,000 $    679,000 $3,151,000
                                                                                 ------------------------------------------------

                                    Total Short-Term Investments (Cost
                                    $1,682,000, $790,000, $679,000, $3,151,000)    1,682,000      790,000      679,000  3,151,000
                                                                                 ------------------------------------------------

                  TOTAL INVESTMENTS IN SECURITIES (COST
                  $173,607,517, $142,496,229, $137,810,706,
                  $453,914,452)*                             100.7% $219,879,203  $181,442,748  $177,841,450   $ 579,163,401

                  OTHER ASSETS AND LIABILITIES-NET            -0.7%   (2,569,857)     (519,757)     (773,222)     (3,862,836)
                                                             ---------------------------------------------------------------

                  NET ASSETS                                 100.0%  217,309,346   180,922,991   177,068,228     575,300,565
                                                             ===============================================================

@  Non-income producing security

@@ Foreign Issuer

A  Related Party

(L) Loaned security, a portion or all of the security is on loan at November 30, 2003.


* No adjustments are shown to the unaudited pro forma combined portfolios of investments because it is expected that upon consummation of the Reorganization, no securities would need to be sold in order for the ING MidCap Opportunities Fund to comply with its prospectus requirements and SEC and IRS guidelines and restrictions. However, the ING Growth + Value Fund, ING Growth Opportunities Fund or ING MidCap Opportunities Fund may purchase or sell any securities in the ordinary course of business as a mutual fund, and following the Reorganization, certain holdings of ING Growth + Value Fund or ING Growth Opportunities Fund that are transferred to ING MidCap Opportunities Fund may be sold.

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

     On November 11, 2003, the Board of Trustees of ING Growth + Value Fund ("Growth + Value Fund"), ING Growth Opportunities Fund ("Growth Opportunities Fund") and ING MidCap Opportunities Fund ("MidCap Opportunities Fund"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of Growth + Value Fund and Growth Opportunities Fund, MidCap Opportunities Fund will acquire all of the assets of the Growth + Value Fund and Growth Opportunities, subject to the liabilities of such Funds, in exchange for a number of shares of MidCap Opportunities Fund equal in value to the net assets of the Growth + Value Fund and Growth Opportunities Fund (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at November 30, 2003. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of Growth + Value Fund and Growth Opportunities Fund and MidCap Opportunities Fund at November 30, 2003. The unaudited pro forma statement of operations reflects the results of operations of Growth + Value Fund and Growth Opportunities Fund and MidCap Opportunities Fund for the year ended November 30, 2003. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for Growth + Value Fund and Growth Opportunities Fund and MidCap Opportunities Fund under generally accepted accounting principles in the United States of America. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of MidCap Opportunities Fund for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Fund securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter- market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at bid prices obtained from independent services or from one or more dealers making markets in the securities. U.S. Government obligations are valued by using market quotations or independent pricing services which uses prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values as determined in good faith by or under the supervision of the Fund's Board of Trustees ("Board"), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Fund calculates its net asset value may also be valued at their fair values as determined in good faith by or under the supervision of a Fund's Board, in accordance with methods that are specifically authorized by the Board. If a significant event which is likely to impact the value of one or more foreign securities held by a Fund occurs after the time at which the foreign market for such security(ies) closes but before the time that the Fund's net asset value is calculated on any business day, such event may be taken into account in determining the fair value of such security(ies) at the time the Fund calculates its net asset value. For these purposes, significant events after the close of trading on a foreign market may include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis, the Board has authorized the use of one or more research services to assist with the determination of the fair value of foreign securities in light of significant events. Research services use statistical analyses and quantitative models to help determine fair value as of the time a Fund calculates its net asset value. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment, and the fair value assigned to a security may not represent the actual value that a Fund could obtain if it were to sell the security at the time of the close of the NYSE. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of Growth + Value Fund and Growth Opportunities Fund by MidCap Opportunities Fund as of November 30, 2003. The number of additional shares issued was calculated by dividing the net asset value of each Class of Growth + Value Fund and Growth Opportunities Fund by the respective Class net asset value per share of MidCap Opportunities Fund.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on November 30, 2003. Growth + Value Fund and Growth Opportunities Fund expenses were adjusted assuming MidCap Opportunities Fund's fee structure was in effect for the year ended November 30, 2003.

NOTE 5 - MERGER COSTS:

     Merger costs to be incurred by the Funds are estimated at approximately $175,000. These costs represent one half of the estimated expense of all the Funds carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Investments LLC, Investment Adviser to the Funds, will bear the other half of the cost of the Reorganization.

NOTE 6 - USE OF ESTIMATES

     Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 7 - FEDERAL INCOME TAXES:

     It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Fund intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset MidCap Opportunities Fund's capital gains in any given year, may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                          ING GROWTH OPPORTUNITIES FUND

  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON MARCH 25, 2004. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

         The undersigned hereby appoint(s) MICHAEL J. ROLAND AND HUEY P. FALGOUT, JR. or any one or both of them, proxies, with full power of substitution, to vote all shares of ING Growth Opportunities Fund (the "Fund"), a series of ING Equity Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on March 25, 2004 at 10:00 a.m., Local time, and at any adjournment thereof.

         This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

         Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

         Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of ING Growth Opportunities Fund by ING MidCap Opportunities Fund in exchange for Class A, Class B, Class C, Class I, and Class Q shares of beneficial interest of ING MidCap Opportunities Fund and the assumption by ING MidCap Opportunities Fund of all of the liabilities of ING Growth Opportunities Fund, a series of ING Equity Trust; and

For [ ]                     Against [ ]                       Abstain [ ]

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

For [ ]                     Against [ ]                       Abstain [ ]

         This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add title(s) as such. Joint owners must each sign.

______________________________                             _________________
Signature                                                  Date
______________________________                             _________________
Signature (if held jointly)                                Date

ING Equity Trust
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                             ING GROWTH + VALUE FUND

  PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON MARCH 25, 2004. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

         The undersigned hereby appoint(s) MICHAEL J. ROLAND AND KIMBERLY A. ANDERSON or any one or both of them, proxies, with full power of substitution, to vote all shares of ING Growth + Value Fund (the "Fund"), a series of ING Mayflower Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at the offices of the Fund at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on March 25, 2004 at 10:00 a.m., Local time, and at any adjournment thereof.

         This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

         Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

         Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSALS:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of ING Growth + Value Fund by ING MidCap Opportunities Fund in exchange for Class A, Class B, Class C, and Class Q shares of beneficial interest of ING MidCap Opportunities Fund and the assumption by ING MidCap Opportunities Fund of all of the liabilities of ING Growth + Value Fund, a series of ING Equity Trust; and

For [ ]                      Against [ ]                    Abstain [ ]

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

For [ ]                      Against [ ]                    Abstain [ ]

         This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.

____________________________                               _________________
Signature                                                  Date
____________________________                               _________________
Signature (if held jointly)                                Date

ING Mayflower Trust
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification



Section 4.3 of Registrant's Declaration of Trust provides the following:



(a) Subject to the exceptions and limitations contained in paragraph (b) below:



      (i) every person who is, or has been, a Trustee or Officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or Officer and against amounts paid or incurred by him in the settlement thereof; and



      (ii) the word "claim", "action", "suit" or "proceeding" shall apply to all claims, actions or suits or proceedings (civil, criminal, administrative or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.



(b) No indemnification shall be provided hereunder to a Trustee or Officer:



      (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;



      (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; or



      (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:



            (A) by the court or other body approving the settlement or other disposition; or



            (B) based upon the review of readily available facts (as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.



(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.



(d) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
Section 4.3, provided that either:



      (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or



      (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.



      As used in this Section 4.3, a "Disinterested Trustee" is one who is not
(i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.



      Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the option of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.



Item 16. Exhibits



(1) Amended and Restated Declaration of Trust -- previously filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A Registration Statement on September 30, 2003 and incorporated herein by reference.



(2)   (A)   Bylaws -- previously filed as an Exhibit to the Registrant's initial
            Form N-1A Registration Statement on June 15, 1998 and incorporated herein by reference.



      (B) Form Amendment to Bylaws -- previously filed as an Exhibit to Post-Effective Amendment No. 6 to the Registrant's Registration Statement on Form N-1A on March 1, 2001 and incorporated herein by reference.



(3)   Not Applicable

(4)   (A)   Form of Agreement and Plan of Reorganization between ING Equity
            Trust on behalf of ING Growth Opportunities Fund and ING Equity
            Trust, on behalf of ING Growth Opportunities Portfolio.



      (B) Form of Agreement and Plan of Reorganization between ING Mayflower Trust on behalf of ING Growth + Value Fund and ING Equity Trust, on behalf of ING MidCap Opportunities Fund.



(5)   Not Applicable



(6)   (A)   Form of Amended and Restated Investment Management Agreement between
            Registrant and ING Investments, LLC. -- previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's
            Registration Statement of Form N-1A on September 23, 2002 and incorporated herein by reference.



      (B) Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



      (C) First Amendment to Sub-Adviser Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



      (D) Second Amendment to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



      (E) Amended Schedule A with respect to Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



(7)   (A)   Form of Underwriting Agreement with ING Funds Distributor, Inc. --
            previously filed as an Exhibit to Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A on September
            23, 2002 and incorporated herein by reference.



      (B) Form of Amended Schedule A to Underwriting Agreement with ING Funds Distributor, LLC (formerly ING Funds Distributor, Inc.) - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



      (C) Form of Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.



      (D) Form of Financial Institutions Selling Group Agreement -- previously filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on April 30, 2001 and incorporated herein by reference.



(8)   Not Applicable

(9)   (A)   Form of Custody and Investment Accounting Agreement between
            Registrant and State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.



      (B) Form of Amended and Restated Schedule A to the Custody and Investment Accounting Agreement between Registrant and State Street Bank and Trust Company -- previously filed as an Exhibit to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A on January 9, 2003 and incorporated herein by reference.



      (C) Form of Fund Accounting Agreement between Registrant and The Bank of New York-- previously filed as an Exhibit to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.



      (D) Form of Custody Agreement between Registrant and The Bank of New York-- previously filed as an Exhibit to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.



      (E) Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York-- previously filed as an Exhibit to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A on April 9, 2003 and incorporated herein by reference.



      (F) Amended Schedule 2 to Form of Foreign Custody Manager Agreement between Registrant and The Bank of New York - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



      (G) Amendment to Custody Agreement, Foreign Custody Manager Agreement, and Fund Accounting Agreement. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



10    (A)   Form of Fourth Amended and Restated Service and Distribution Plan
            (Classes A, B, C, Q and T) - previously filed as an Exhibit to Post
            -Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.



      (B) Amended and Restated Schedule A and Schedule B with respect to the Fourth Amended and Restated Service and Distribution Plan (Classes A, B, C, and Q).



      (C) Form of Multiple Class Plan Pursuant to Rule 18f-3 Plan -- previously filed as an Exhibit to Post -Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.



      (D) Amended Schedule A and Schedule B to Multiple Class Plan Pursuant to Rule 18f-3 Plan - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



(11)  Opinion and Consent of Counsel.



(12) Form of Opinion of Counsel Supporting Tax Matters and Consequence -- To be filed in a Subsequent Post Effective Amendment.

(13)  (A)   Other Material Contracts -- previously filed as an Exhibit to the
            Registrant's initial Form N-1A Registration Statement on June 15,
            1998 and incorporated herein by reference.



      (B) Other Material Contracts -- previously filed as an Exhibit to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A on July 28, 1998 and incorporated herein by reference.



      (C) Other Material Contracts -- previously filed as an Exhibit to Post-Effective Amendment No. 43 to the Registrant's Registration Statement on Form N-1A on September 30, 2003 and incorporated herein by reference.



      (D) Form of Transfer Agency Agreement between ING Pilgrim Investments, LLC and DST Systems, Inc. -- previously filed as an Exhibit to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A on July 3, 2001 and incorporated herein by reference.



      (E) Amended and Restated Exhibit A to Transfer Agency Agreement between ING Funds and DST Systems, Inc. - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



      (F) Form of Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group, LLC -- previously filed as an Exhibit to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A on October 25, 2001 and incorporated herein by reference.



      (G) Form of Amended and Restated Schedule A to Third Amended and Restated Administrative Services Agreement between Pilgrim Equity Trust and ING Pilgrim Group LLC - previously filed as an Exhibit to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A on May 28, 2002 and incorporated herein by reference.



      (H) Form of Expense Limitation Agreement between ING Investments, LLC and ING Equity Trust - previously filed as an Exhibit to Post--Effective Amendment No. 30 to Registrant's Registration Statement on Form N-1A on September 23, 2002 and incorporated herein by reference.



(14)  Consent of Independent Accountants



(15)  Not Applicable



(16) Powers of Attorney - previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003 and incorporated herein by reference.



Item 17. Undertakings



      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



      (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES



      Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 3rd day of February, 2004.



                                    ING EQUITY TRUST



                                    By:   /s/ Huey Falgout, Jr.
                                          ----------------------
                                          Huey Falgout, Jr.
                                          Secretary



      Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.




            SIGNATURE                 TITLE                        DATE
            ---------                 -----                        ----

                                      Trustee and Chairman   February 3, 2004
-----------------------------------
         John G. Turner*

                                      President and Chief    February 3, 2004
                                      Executive Officer
-----------------------------------
       James M. Hennessy*
                                      Executive Vice         February 3, 2004
                                      President and
                                      Principal Financial
                                      Officer
-----------------------------------
       Michael J. Roland*

                                      Trustee                February 3, 2004
-----------------------------------
        Paul S. Doherty*

                                      Trustee                February 3, 2004
-----------------------------------
       J. Michael Earley*

                                      Trustee                February 3, 2004
-----------------------------------
     R. Barbara Gitenstein*

                                      Trustee                February 3, 2004
-----------------------------------
       Walter H. May, Jr.*

                                      Trustee                February 3, 2004
-----------------------------------
      Thomas J. McInerney*

                                      Trustee                February 3, 2004
-----------------------------------
          Jock Patton*

                                      Trustee                February 3, 2004
-----------------------------------
       David W.C. Putnam*

                                      Trustee                February 3, 2004
-----------------------------------
        Blaine E. Rieke*

                                      Trustee                February 3, 2004
-----------------------------------
        Roger B. Vincent*

                                      Trustee                February 3, 2004
-----------------------------------
      Richard A. Wedemeyer*




*By:  /s/  Huey Falgout, Jr.
      ----------------------
      Huey Falgout, Jr.
      Attorney-in-Fact**



** Executed pursuant to powers of attorney previously filed as an exhibit to Registrant's Registration Statement on Form N-14 filed on December 23, 2003.

                                  EXHIBIT INDEX



(4)   (A)   Form of Agreement and Plan of Reorganization between ING Equity
            Trust on behalf of ING Growth Opportunities Fund and ING Equity
            Trust, on behalf of ING MidCap Opportunities Fund.



      (B) Form of Agreement and Plan of Reorganization between ING Mayflower Trust on behalf of ING Growth + Value Fund and ING Equity Trust, on behalf of ING MidCap Opportunities Fund.



(11)        Opinion and Consent of Counsel



(14)        Consent of Independent Accountants